As filed with the Securities and Exchange Commission on December 30, 2010
Securities Act Registration No. 333-170592

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-effective Amendment No. ____	☑ Post-effective Amendment No. 1

(Check appropriate box or boxes)
AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500
Houston, TX 77046
(Address of Principal Executive Offices)
(713) 626-1919
(Registrant’s Telephone Number, including Area Code)
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Name and Address of Agent for Service of Process)
With Copies to:

LAURIE SIMPSON, ESQUIRE	MATTHEW R. DICLEMENTE, ESQUIRE
Invesco Advisers, Inc.	Stradley Ronon Stevens and Young, LLP
Two Peachtree Pointe	2600 One Commerce Square
1555 Peachtree Street, N.E., Suite 1800	Philadelphia, PA 19103
Atlanta, Georgia 30309
     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.
     The title of the securities being registered are Class A, Class B, Class C and Class Y of Invesco Utilities Fund and Invesco Van Kampen Small Cap Value Fund; and
     Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of Invesco Van Kampen Comstock Fund and Invesco Van Kampen Value Opportunities Fund.
No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

December 30, 2010
Dear Shareholder,
On June 1, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments.
The Invesco and Van Kampen/Morgan Stanley retail investment capabilities were highly complementary, enabling Invesco to provide a more balanced product offering to Invesco Funds’ shareholders. As a result of the combination, Invesco gained investment talent for a number of investment strategies, including U.S. Value Equity, U.S. Small Cap Growth Equity, Tax-Free Municipals, Bank Loans and others. With this enhanced expertise and a comprehensive range of diverse investment capabilities, Invesco is better positioned than ever to meet the needs of investors across the U.S. and around the globe.
Since June 1, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
As the next step in the process of integrating the combined business, the Invesco Funds Boards have approved a realignment of fund offerings, subject to shareholder approval. If approved by shareholders, the proposed realignment will:
▪	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

▪	Reduce overlap in the product lineup to help lower costs for shareholders; and

▪	Build a solid foundation for further growth to meet client and shareholder needs.
In addition, most Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in total expense ratio, decreasing the cost of their investment. In cases where management fee expenses are scheduled to increase as a result of a proposed reorganization, Invesco has instituted a cap on the total expense ratio of the Acquiring Fund intended to provide an expense ratio that is at or near the lowest current expense ratio of all Target Funds in each proposed set of reorganizations (excluding certain investment-related costs) for a period of time post reorganization.
The independent trustees of your Board believe that the reorganization proposed in this proxy is in the best interest of your Fund and the attached proxy seeks your vote in favor of the proposed reorganization.
Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-959-4226. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.
Sincerely,
Mr. Philip Taylor
President and Principal Executive Officer

AIM SECTOR FUNDS (Invesco Sector Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 14, 2011
     A joint special meeting (the “Meeting”) of the shareholders of the Invesco Van Kampen Utility Fund (the “Target Fund”), a series of AIM Sector Funds (Invesco Sector Funds) (the “Trust”), will be held on April 14, 2011 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Utilities Fund (the “Acquiring Fund”), a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
     Shareholders of record as of the close of business on January 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.
     The Board of Trustees of the Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.
     The Board recommends that you cast your vote FOR the above proposal as described in the Proxy Statement/Prospectus.
     Please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.
     Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

Mr. Philip Taylor
President and Principal Executive Officer
December 30, 2010

AIM SECTOR FUNDS (Invesco Sector Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
PROXY STATEMENT/PROSPECTUS
December 30, 2010
Introduction
     This Proxy Statement/Prospectus contains information that shareholders of the Invesco Van Kampen Utility Fund (the “Target Fund”), a series of AIM Sector Funds (Invesco Sector Funds) (the “Trust”) should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for the Invesco Utilities Fund (the “Acquiring Fund”), which is also a series of the Trust. The Target Fund and the Acquiring Fund are series of a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”
     A special meeting of the shareholders of the Target Fund (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 14, 2011 at 3:00 p.m., Central time. At the Meeting, shareholders of the Target Fund will be asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
     The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganization.
     The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card will be mailed on or about January 19, 2011 to all shareholders eligible to vote on the Reorganization.
     The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Fund.
     Additional information about the Funds is available in the:
•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.

     These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectus of the Target Fund is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, the most recent annual report to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual report to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com.
     Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.
     You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520,, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

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Page
Exhibits

EXHIBIT A Outstanding Shares of the Target Fund	A-1
EXHIBIT B Ownership of the Target Fund	B-1
EXHIBIT C Ownership of the Acquiring Fund	C-1
EXHIBIT D Form of Agreement and Plan of Reorganization	D-1
EXHIBIT E Financial Highlights	E-1
     No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on any such other information or representations.
 ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
     Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
     The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.
On what am I being asked to vote?
     As a shareholder of the Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund you own will be transferred to the Acquiring Fund. (A table showing the Target Fund share classes and the corresponding Acquiring Fund share classes is included in the section entitled “Additional Information About the Funds — Comparison of Share Classes and Distribution Arrangements” of this Proxy Statement/Prospectus).
     If shareholders of the Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.
Has my Fund’s Board of Trustees approved the Reorganization?
     Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Fund vote in favor of the Agreement.
What are the reasons for the proposed Reorganization?
     On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
     In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds. The Board’s considerations are described in more detail in the section below entitled “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization.”
What effect will the Reorganization have on me as a shareholder?
     Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this

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Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Fund that you will hold shares of following the Reorganization, if approved.
How do the Funds’ investment objectives, principal investment strategies and risks compare?
     The Acquiring Fund and the Target Fund have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.
Investment Objectives

Target Fund	Acquiring Fund

The Target Fund’s investment objective is to seek to provide its shareholders with capital appreciation and current income.	The Acquiring Fund’s investment objective is long-term growth of capital and, secondarily, current income.
     The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund, although the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the Target Fund. As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Fund, although the risks of the Funds may not be exactly the same. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
     The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown. Note that pro forma total expenses of the Acquiring Fund are expected to be higher than the total expenses of the Target Fund.
Expense Tables and Expense Examples *

	Current		Pro Forma
Target Fund
+
	Invesco Van		Acquiring Fund
	Kampen Utility	Invesco	(assumes
	Fund	Utilities Fund	Reorganization is
	(Target)	(Acquiring)	completed)
	Class A	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%

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	Current		Pro Forma
			Target Fund
			+
	Invesco Van		Acquiring Fund
	Kampen Utility	Invesco	(assumes
	Fund	Utilities Fund	Reorganization is
	(Target)	(Acquiring)	completed)
	Class A	Class A	Class A
Other Expenses	0.55%[1]	0.54%	0.52%
Acquired Fund Fees and Expenses**	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.45%[1]	1.55%	1.53%
Fee Waiver and/or Expense Reimbursement	0.13%	0.00%	0.20%
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.32%[1,2]	1.55%	1.33%[3]

	Current		Pro Forma
			Target Fund
			+
	Invesco Van		Acquiring Fund
	Kampen Utility	Invesco	(assumes
	Fund	Utilities Fund	Reorganization is
	(Target)	(Acquiring)	completed)
	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.75%	0.75%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.55%[1]	0.54%	0.52%
Acquired Fund Fees and Expenses**	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.20%[1]	2.30%	2.28%
Fee Waiver and/or Expense Reimbursement	0.13%	0.00%	0.20%
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	2.07%[1,2]	2.30%	2.08%[3]

	Current		Pro Forma
			Target Fund
			+
	Invesco Van		Acquiring Fund
	Kampen Utility	Invesco	(assumes
	Fund	Utilities Fund	Reorganization is
	(Target)	(Acquiring)	completed)
	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.75%	0.75%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.55%[1]	0.54%	0.52%
Acquired Fund Fees and Expenses**	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.20%[1]	2.30%	2.28%
Fee Waiver and/or Expense Reimbursement	0.13%	0.00%	0.20%
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	2.07%[1,2]	2.30%	2.08%[3]

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	Current		Pro Forma
			Target Fund
			+
	Invesco Van		Acquiring Fund
	Kampen Utility	Invesco	(assumes
	Fund	Utilities Fund	Reorganization is
	(Target)	(Acquiring)	completed)
	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.55%[1]	0.54%	0.52%
Acquired Fund Fees and Expenses**	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.20%[1]	1.30%	1.28%
Fee Waiver and/or Expense Reimbursement	0.13%	0.00%	0.20%
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.07%[1,2]	1.30%	1.08%[3]

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Funds’ current prospectuses) of the Target Fund (March 31, 2010) and the Acquiring Fund (April 30, 2010). Pro forma numbers are estimated as if the Reorganization had been completed as of May 1, 2009 and do not include the estimated costs of the Reorganization. The Target Fund will not bear any Reorganization costs. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganizations” below.

**	Unless otherwise indicated in the table above, Acquired Fund Fees and Expenses are less than 0.01%.

1.	Based on estimated amounts for the current fiscal year.

2.	Invesco Advisers, the Target Fund’s adviser, has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.32%, Class B shares to 2.07%, Class C shares to 2.07% and Class Y shares to 1.07% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

3.	Effective upon the closing of the Reorganization, Invesco Advisers has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.32%, Class B shares to 2.07%, Class C shares to 2.07% and Class Y shares to 1.07% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

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Expense Example
     This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.
     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Invesco Van Kampen Utility Fund (Target) — Class A	$677	$959	$1,275	$2,168
Invesco Utilities Fund (Acquiring) — Class A	$699	$1,013	$1,348	$2,294
Combined Pro forma Target Fund + Acquiring Fund — Class A (assuming the Reorganization is completed)	$678	$969	$1,302	$2,240

Invesco Van Kampen Utility Fund (Target) — Class B	$710	$963	$1,355	$2,323
Invesco Van Kampen Utility Fund (Target) — Class B (if you did not redeem your shares)	$210	$663	$1,155	$2,323
Invesco Utilities Fund (Acquiring) — Class B	$733	$1,018	$1,430	$2,448
Invesco Utilities Fund (Acquiring) — Class B (if you did not redeem your shares)	$233	$718	$1,230	$2,448
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed)	$711	$973	$1,383	$2,395
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	$211	$673	$1,183	$2,395

Invesco Van Kampen Utility Fund (Target) — Class C	$310	$663	$1,155	$2,513
Invesco Van Kampen Utility Fund (Target) — Class C (if you did not redeem your shares)	$210	$663	$1,155	$2,513
Invesco Utilities Fund (Acquiring) — Class C	$333	$718	$1,230	$2,636
Invesco Utilities Fund (Acquiring) — Class C (if you did not redeem your shares)	$233	$718	$1,230	$2,636
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed)	$311	$673	$1,183	$2,584
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	$211	$673	$1,183	$2,584

Invesco Van Kampen Utility Fund (Target) — Class Y	$109	$355	$634	$1,431
Invesco Utilities Fund (Acquiring) — Class Y	$132	$412	$713	$1,568
Combined Pro forma Target Fund + Acquiring Fund — Class Y (assuming the Reorganization is completed)	$110	$365	$663	$1,509
     The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

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     For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.
How do the performance records of the Funds compare?
     The performance history of each Fund for certain periods as of September 30, 2010 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund as of September 30, 2010. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.
Average Annual Total Returns

	1 Year	5 Years	10 Years
Invesco Utilities Fund (Acquiring Fund) — Investor Class (inception date: 06/02/86)
Return Before Taxes	9.45%	2.37%	-0.08%
Return After Taxes on Distributions	8.65%	1.96%	-0.67%
Return After Taxes on Distributions and Sale of Fund Shares	6.27%	1.94%	-0.30%

Invesco Van Kampen Utility Fund (Target Fund) — Class A1, 2 (inception date: 07/28/93)
Return Before Taxes	0.56%	-0.74%	0.04%
Return After Taxes on Distributions	-0.64%	-1.33%	-0.89%
Return After Taxes on Distributions and Sale of Fund Shares	0.57%	-0.75%	-0.32%

1.	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

2.	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the Target Fund on June 1, 2010. The returns of the Target Fund are different from the predecessor fund as they had different expenses and sales charges.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
How do the management, investment adviser and other service providers of the Funds compare?
     Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The advisory fee for the Acquiring Fund at certain breakpoint levels is higher than the advisory fee of the Target Fund. See the section of this Proxy Statement/Prospectus entitled “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare?” for more information about fees. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.
     The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services,

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investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;	•	Invesco Hong Kong Limited;
•	Invesco Asset Management Limited;	•	Invesco Asset Management (Japan) Limited;
•	Invesco Australia Limited;	•	Invesco Senior Secured Management, Inc.; and
•	Invesco Trimark Ltd.
     Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.
How do the Funds’ purchase and redemption procedures and exchange policies compare?
     The purchase and redemption procedures and exchange policies for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund
How do the Funds’ sales charges and distribution arrangements compare?
     The sales charges and sales charge exemptions for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund. For more information on the sales charges and distribution and shareholder servicing arrangements of the Fund, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”
Will the Acquiring Fund have different portfolio managers than the Target Fund?
     No. The portfolio management team for the Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
     The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.
When is the Reorganization expected to occur?
     If shareholders of the Target Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2011.
How do I vote on the Reorganization?
     There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you

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have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.
What will happen if shareholders of the Target Fund do not approve the Reorganization?
     If the shareholders of the Target Fund do not approve the Reorganization, the Board will consider other possible courses of action for the Target Fund. The consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization.
What if I do not wish to participate in the Reorganization?
     If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.
Why are you sending me the Proxy Statement/Prospectus?
     You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund. This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.
Where can I find more information about the Funds and the Reorganization?
     Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call Invesco Client Services at 1-800-959-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
     The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
     Investment Strategies. The investment strategies of the Acquiring Fund and the Target Fund are similar. Each Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in utilities or utilities-related industries. Companies engaged in the utilities and utilities-related industries generally include those involved in the production, transmission, or distribution of electric energy, gas, telecommunications services, or the provision of other utility or utility-related goods or services.
     The Acquiring Fund may invest up to 25% of its net assets in foreign securities of issuers doing business in utilities-related industries. The Target Fund may invest up to 35% of its total assets in securities of foreign issuers.
     The Acquiring Fund invests primarily in equity securities. The Target Fund invests in equity

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securities but may also invest in income securities. Income securities in which the Target Fund invests are preferred stock, debt securities and convertible securities of various maturities which are considered investment-grade quality at the time of investment.
     In complying with the 80% investment requirement, the Acquiring Fund may also invest in other investments that have economic characteristics similar to the Fund’s direct investments, including derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging the Acquiring Fund’s portfolio. The Target Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
     The Target Fund may invest up to 20% of its total assets in lower-grade securities at the time of investment, which securities are commonly referred to as junk bonds and involve special risks as compared to investments in higher-grade securities.
     In selecting investments, the portfolio managers of the Acquiring Fund seek to identify dividend-paying issuers primarily within the electric utility, natural gas, water and telecommunications industries. The investment team emphasizes issuers with solid balance sheets and operational cash flow that supports sustained or increasing dividends. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers then construct a portfolio which they believe provides the best combination of price appreciation potential, dividend income and risk profile. In selecting investments, the portfolio managers of the Target Fund seek to identify those companies within the electric utility, natural gas, water and telecommunications industries with attractive total return potential, and emphasize companies with solid balance sheets and operating cash flow that supports sustained or increasing dividends and/or share repurchases. Through fundamental research, financial statement analysis and the use of multiple valuation techniques, management estimates a target price for each stock over a 2-3 year investment horizon. The portfolio managers then construct a portfolio which they believe provides the best combination of price appreciation potential, dividend income and risk profile.
     The portfolio managers of both the Acquiring Fund and the Target Fund consider whether to sell a particular security when any of the factors identified above materially change.
     In attempting to meet its investment objective, the Target Fund may engage in active and frequent trading of portfolio securities.
Comparison of Principal Risks of Investing in the Funds
     The table below describes the principal risks that may affect each Fund’s investment portfolio. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Active Trading Risk. The Fund may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.	Target Fund

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
Acquiring Fund Target Fund

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Principal Risk	Funds Subject to Risk
Utilities Sector Risk. The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
Acquiring Fund Target Fund

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Noninvestment grade securities or junk bonds are considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal, and such securities have less liquidity and a higher incidence of default than investments in higher-grade securities.
Target Fund

Income Risk. The ability of the Fund’s common stocks and preferred stocks to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest on the Fund’s debt securities, including convertible bonds, is generally affected by prevailing interest rates, which can vary widely over the short- and long-term.
Target Fund

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Target Fund

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Acquiring Fund Target Fund

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.	Acquiring Fund Target Fund

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.
Acquiring Fund Target Fund

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.	Acquiring Fund Target Fund

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Acquiring Fund

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.	Acquiring Fund Target Fund
Comparison of Fundamental and Non-Fundamental Investment Restrictions
     Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board. The fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are substantially the same.

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Comparison of Share Classes and Distribution Arrangements
     Shares of each class of the Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.
     Class Structure. The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.
     The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as follows:

Target Fund Share Classes	Acquiring Fund Share Classes
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y
     Neither Fund currently offers Class B shares to new investors. Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.
     Sales Charges. The sales charge schedule (if any) of each share class of the Target Fund is substantially the same as the sales charge schedule (if any) of the corresponding share class of the Acquiring Fund. Class A

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shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class B and Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are substantially the same between the Funds. Class Y shares are sold without any initial sales charge or contingent deferred sales charge. Each share class imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.
     You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.
     Distribution Fees. The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to each of their Class A, Class B, and Class C shares. Class Y shares of the Funds are not subject to the Distribution Plans.
     Pursuant to the Target Fund’s Distribution Plans, the Target Fund is authorized to make payments to Invesco Distributors, Inc. (“IDI”), the Funds’ principal underwriter, in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of up to 0.25% of the Target Fund’s average daily net assets attributable to Class A shares, and at the annual rate of up to 1.00% of the Target Fund’s average daily net assets attributable to Class B and Class C shares. Notwithstanding the foregoing expense limits, however, IDI may be reimbursed from the Target Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.
     The Distribution Plans for the Acquiring Fund and the Target Fund are similar, except that the IDI is entitled to be paid by the Acquiring Fund the maximum amounts described above (i.e., 0.25% for Class A shares and 1.00% for Class B and Class C shares) regardless of the amount IDI has spent on activities or expenses intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures. Thus it is possible that under the Acquiring Fund’s Distribution Plan the underwriter could, in practice, receive payments in excess of the amounts actually paid under the Target Fund’s “reimbursement type” Distribution Plan.
     The fee table under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Proxy Statement/Prospectus describes the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Fund’s Distribution Plan following the Reorganization.
Comparison of Purchase and Redemption Procedures
     The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly

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through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with the Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.
Comparison of Distribution Policies
     Each Fund declares and pays dividends of net investment income, if any, quarterly, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.
Forms of Organization and Securities to be Issued
     The Target Fund and the Acquiring Fund are series of the same Delaware statutory trust, with the same governing instruments, including a declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.
Pending Litigation
     Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.
Where to Find More Information
     For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.
THE PROPOSED REORGANIZATION
Summary of Agreement and Plan of Reorganization
     The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.

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     With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.
     The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”
     The Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.
     If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur in the secong quarter of 2011, (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
     If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Board Considerations in Approving the Reorganization
     As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
     Because of the large number of proposed reorganizations, each Board of Trustees of the Invesco Funds created an ad hoc committee comprised of both Invesco Fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committee”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganization. Two separate meetings of the full Board were also held to review and consider the Reorganization, including presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

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     The Board considered the potential benefits and costs of the Reorganization to the Target Fund, the Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to the Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base, (ii) Invesco Advisers’ paying the Target Fund’s Reorganization costs, and (iii) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth.
     The Board further considered that (i) Target Fund shareholders would become shareholders of a Fund with a higher effective advisory fee; (ii) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses through June 30, 2013 so that, after fee waivers, expenses (exclusive of certain expenses, including interest) do not exceed an agreed upon cap as set forth in the fee table above; and (iii) the Funds have the same portfolio management team.
     Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with a similar fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganization. The Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganization. Consequently, the Board approved the Plan and the Reorganization on October 27, 2010.
Federal Income Tax Considerations
     The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
     The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that

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such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
     Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.”
     Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.
     Prior to the Closing of the Reorganization, the Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2011 calendar year and would be taxable to shareholders in such year.
     The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of the Target Fund, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of the Target Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. If the Target Fund has net unrealized built-in gains at the time of Closing of the Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization causes the Target Fund’s tax year to close early in the year of the Reorganization The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of the Target Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

	Target Fund	Acquiring Fund
	(000,000s)	(000,000s)
	at 3/31/2010	at 4/30/2010
Aggregate capital loss carryovers on a tax basis (1)	$(15.7)	$(16.5)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	$(7.9)	$12.9
Aggregate Net Asset Value	$119.2	$229.3
Approximate annual limitation (2)	$4.7	N/A

16

(1)	Includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

(2)	Based on the long-term tax-exempt rate for ownership changes during October 2010 of 3.98%.
     Based upon the Target Fund’s capital loss position at March 31, 2010, the annual limitation on the use of its aggregate capital loss carryovers may not prevent the combined Fund from utilizing such losses, albeit over a period of time. However, the effect of the annual limitation may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. As of April 30, 2010, the Acquiring Fund has unrealized appreciation in the value of its investments which, if realized prior to Closing, would reduce its available capital loss carryovers. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Fund post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.
     In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The Target Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at March 31, 2010 is (7%) compared to the Acquiring Fund at April 30, 2010 of 6%, and on a combined basis of 1%.
     After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.
Costs of the Reorganization
     The total cost of the Reorganization to be paid by the Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganization for the Target Fund, as well as the estimated proxy solicitation costs for the Target Fund, which are part of its total Reorganization costs, are set forth in the table below.

			Estimated Portion
			of Total
			Reorganization
			Costs to be Paid
	Estimated Proxy	Estimated Total	by the Target
	Solicitation Costs	Reorganization Costs	Fund
Target Fund	$132,000	$170,000	$0
     Invesco Advisers will bear the Reorganization costs of the Target Fund. The costs of the Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganization.
VOTING INFORMATION
Proxy Statement/Prospectus
     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need

17

to attend the Meeting to vote however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
     This Proxy Statement/Prospectus, the enclosed Notice of Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about January 19, 2011 to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on January 14, 2011 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Fund on December 15, 2010 can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.
     Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.
Quorum Requirement and Adjournment
     A quorum of shareholders is necessary to hold a valid shareholder meeting of the Target Fund. For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
     Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.
     Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
     The Board has unanimously approved the Agreement, subject to shareholder approval. Shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Fund. Abstentions are counted as present but are not considered votes cast at the Meeting. Abstentions therefore will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the Target Fund.

18

Proxy Solicitation
     The Target Fund has engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganization” section of this Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Fund or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Fund’s officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
     Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.
Other Meeting Matters
     Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus. Under the Target Fund’s bylaws, business transacted at a special meeting such as the Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
Share Ownership by Large Shareholders, Management and Trustees
     A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.
     Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trust can be found at Exhibits B and C.
OTHER MATTERS
Capitalization
     The following table sets forth as of September 30, 2010, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Target Fund. The pro forma capitalization column in the table assumes that the Reorganization has taken place. The capitalizations of the Target Fund, the Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

	Invesco Van
	Kampen Utility	Invesco Utilities
	Fund	Fund	Pro Forma		Acquiring Fund (pro
	(Target)	(Acquiring)	Adjustments		forma)
Net assets (all classes)[1]	$114,046,392	$222,358,925	$—		$336,405,317
Class A net assets	$94,737,467	$128,597,062	$—	[2]	$223,334,529
Class A shares outstanding	5,461,049	8,821,671	1,037,524	[3]	15,320,244
Class A net asset value per share	$17.35	$14.58			$14.58
Class B net assets	$10,566,069	$14,725,294	$—	[2]	$25,291,363
Class B shares outstanding	612,210	1,007,397	110,550	[3]	1,730,157
Class B net asset value per share	$17.26	$14.62			$14.62

19

	Invesco Van
	Kampen Utility	Invesco Utilities
	Fund	Fund	Pro Forma		Acquiring Fund (pro
	(Target)	(Acquiring)	Adjustments		forma)
Class C net assets	$8,554,266	$12,673,975	$—	[2]	$21,228,241
Class C shares outstanding	495,829	859,882	84,432	[3]	1,440,143
Class C net asset value per share	$17.25	$14.74			$14.74
Class Y net assets	$188,590	$1,082,357	$—	[2]	$1,270,947
Class Y shares outstanding	10,874	73,645	1,953	[3]	86,472
Class Y net asset value per share	$17.34	$14.70			$14.70

1.	The Acquiring Fund and Target Fund currently have Class A, Class, B, Class C and Class Y shares outstanding. The Acquiring Fund also currently offers Investor Class and Institutional Class shares.

2.	Invesco will bear 100% of the Reorganization expenses of Invesco Van Kampen Utility Fund. As a result, there are no pro forma adjustments to net assets.

3.	Shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund shareholder accounts based on the relative value of the Target Fund and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on September 30, 2010.
Dissenters’ Rights
     If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund do, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).
Shareholder Proposals
     The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for the Target Fund, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.
WHERE TO FIND ADDITIONAL INFORMATION
     This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is No. 811-03826.
     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected

20

without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

21

EXHIBIT A
Outstanding Shares of the Target Fund
     As of December 15, 2010, there were the following number of shares outstanding of each class of the Target Fund:

Target Fund/Share Classes	Number of Shares Outstanding
Class A
Class B
Class C
Class Y

A-1

EXHIBIT B
Ownership of the Target Fund
Significant Holders
     Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*
Name and Address				_____ %

*	AIM Sector Funds (Invesco Sector Funds) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
     To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of December 15, 2010.

B-1

EXHIBIT C
Ownership of the Acquiring Fund
Significant Holders
     Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*
Name and Address				_____ %

*	AIM Sector Funds (Invesco Sector Funds) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
     To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of December 15, 2010.

C-1

EXHIBIT D
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

D-1

Exhibit D
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the

Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the

Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-

assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.
     (i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

     (j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (k) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);
     (c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and
     (f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES
     9.1. Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.
10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.

By:

Name:
Title:
AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Equity Funds (Invesco Equity Funds), AIM Funds Group (Invesco Funds Group), AIM Growth Series (Invesco Growth Series), AIM International Mutual funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds) and AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By:

Name:
Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     (i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
     (viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor,

provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
     (x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

EXHIBIT E
FINANCIAL HIGHLIGHTS
Financial Highlights Information
     The financial highlight tables are intended to help you understand the Acquiring Fund’s and the Target Fund’s financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s prospectus and the Target Fund’s prospectus which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus. The financial highlights table below provides additional information for the most recent six-month semi-annual reporting period for the Target Fund. The information is unaudited. The Target Fund’s fiscal year end is March 31 and accordingly, the Target Fund’s financial highlights table below contains information for the six-month period ended September 30, 2010. The financial highlights table for the Target Fund contains the financial performance of a predecessor fund that was reorganized into the Target Fund in June 2010.
Target Fund — Invesco Van Kampen Utility Fund
The following schedule presents financial highlights for a share of the Target Fund outstanding for the period indicated.

											Ratio of net
									Ratio of expenses		investment	Ratio of
									to average net	Ratio of	income to average	net investment income
					Less Distributions			Net	assets with fee	expenses to	net assets with fee	to average net assets
	Net		Net Realized		from Net	Net asset		assets, end of	waivers and/or	average net assets without fee	waivers and/or	without fee waivers
	asset value,	Net	and Unrealized	Total from	Investment	value, end	Total	period	expenses	waivers and/or	expenses	and/or expenses	Portfolio
	beginning of period	investment income(a)	Gain/Loss	investment operations	Income	of period	return(b)	(In millions)	absorbed(c)	expenses absorbed(c)	absorbed(c)	absorbed(c)	turnover(d)
Class A
Six months ended 09/30/10	$16.70	$0.21	$0.76	$0.97	$(0.32)	$17.35	5.92%	$94.7	1.37%	1.39%	2.50%	2.48%	89%
Class B
Six months ended 09/30/10	16.62	0.14	0.76	0.90	(0.26)	17.26	5.48	10.5	2.12	2.14	1.70	1.68	89
Class C
Six months ended 09/30/10	16.61	0.15	0.75	0.90	(0.26)	17.25	5.48	8.6	2.12	2.14	1.74	1.72	89
Class Y
Six months ended 09/30/10	16.70	0.21	0.77	0.98	(0.34)	17.34	6.00	188.6	1.12	1.13	2.47	2.46	89

(a)	Based on average shares outstanding.

E-1

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000s omitted) of $94,325, $11,124, $8,233 and $471 for Class A, Class B, Class C and Class Y shares, respectively.

(d)	Portfolio turnover is calculated at the Fund level, and is not annualized for periods less than one year, if applicable.

E-2

December 30, 2010
Dear Shareholder,
On June 1, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments.
The Invesco and Van Kampen/Morgan Stanley retail investment capabilities were highly complementary, enabling Invesco to provide a more balanced product offering to Invesco Funds’ shareholders. As a result of the combination, Invesco gained investment talent for a number of investment strategies, including U.S. Value Equity, U.S. Small Cap Growth Equity, Tax-Free Municipals, Bank Loans and others. With this enhanced expertise and a comprehensive range of diverse investment capabilities, Invesco is better positioned than ever to meet the needs of investors across the U.S. and around the globe.
Since June 1, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
As the next step in the process of integrating the combined business, the Invesco Funds Boards have approved a realignment of fund offerings, subject to shareholder approval. If approved by shareholders, the proposed realignment will:
▪	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

▪	Reduce overlap in the product lineup to help lower costs for shareholders; and

▪	Build a solid foundation for further growth to meet client and shareholder needs.
In addition, most Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in total expense ratio, decreasing the cost of their investment. In cases where management fee expenses are scheduled to increase as a result of a proposed reorganization, Invesco has instituted a cap on the total expense ratio of the Acquiring Fund intended to provide an expense ratio that is at or near the lowest current expense ratio of all Target Funds in each proposed set of reorganizations (excluding certain investment-related costs) for a period of time post reorganization.
The independent trustees of your Board believe that the reorganization proposed in this proxy is in the best interest of your Fund and the attached proxy seeks your vote in favor of the proposed reorganization.
Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-959-4226. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.
Sincerely,
Mr. Philip Taylor
President and Principal Executive Officer

AIM SECTOR FUNDS (Invesco Sector Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 14, 2011
          A joint special meeting (the “Meeting”) of the shareholders of the Invesco Small-Mid Special Value Fund, the Invesco Special Value Fund, the Invesco U.S. Small/Mid Cap Value Fund, and the Invesco U.S. Small Cap Value Fund (each, a “Target Fund”), each a series of AIM Sector Funds (Invesco Sector Funds) (the “Trust”), will be held on April 14, 2011 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:
To approve an Agreement and Plan of Reorganization between each Target Fund listed below and the Invesco Van Kampen Small Cap Value Fund (the “Acquiring Fund”), a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).
The Target Funds and the Acquiring Fund involved in each proposed Reorganization are:

Target Fund	Acquiring Fund
Invesco Small-Mid Special Value Fund	Invesco Van Kampen Small Cap Value Fund
Invesco Special Value Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco U.S. Small Cap Value Fund
          Shareholders of record as of the close of business on January 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each Target Fund will vote separately on the proposal, and the proposal will be effected as to a particular Target Fund only if that Fund’s shareholders approve the proposal.
          The Board of Trustees of the Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the Internet using the instructions on the proxy card.
          The Board recommends that you cast your vote FOR the above proposal as described in the Joint Proxy Statement/Prospectus.
          Some shareholders hold shares in more than one Target Fund and may receive proxy cards or proxy materials for each such Target Fund. Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.
          Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

Mr. Philip Taylor
President and Principal Executive Officer
December 30, 2010

AIM SECTOR FUNDS (Invesco Sector Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
JOINT PROXY STATEMENT/PROSPECTUS
December 30, 2010
Introduction
          This Joint Proxy Statement/Prospectus contains information that shareholders of the Invesco Small-Mid Special Value Fund (the “Small-Mid Special Value Fund”), the Invesco Special Value Fund (the “Special Value Fund”), the Invesco U.S. Small/Mid Cap Value Fund (the “U.S. Small/Mid Cap Value Fund”), and the Invesco U.S. Small Cap Value Fund (the “U.S. Small Cap Value Fund”), each a series of AIM Sector Funds (Invesco Sector Funds) (the “Trust”) should know before voting on the proposed reorganizations that are described herein and should be retained for future reference. The Small-Mid Special Value Fund, the Special Value Fund, the U.S. Small/Mid Cap Value Fund, and the U.S. Small Cap Value Fund are each referred to herein as a “Target Fund” and, together, as the “Target Funds.” This document is both the proxy statement of the Target Funds and also a prospectus for the Invesco Van Kampen Small Cap Value Fund (the “Acquiring Fund”), another series of the Trust. The Trust is a registered open-end management investment company. The Target Funds and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”
          A special meeting of the shareholders of the Target Funds (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 14, 2011 at 3:00 p.m. Central time. At the Meeting, shareholders of each Target Fund will be asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization between each Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).
          The total value of the Acquiring Fund shares of each class that shareholders will receive in a Reorganization will be the same as the total value of the shares of each class of each Target Fund that shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganizations. No sales charges or redemption fees will be imposed in connection with the Reorganizations.
          The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card will be mailed on or about January 19, 2011 to all shareholders eligible to vote on a Reorganization.
          The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of each Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Funds or the Acquiring Fund. If shareholders of a Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for that Fund.
          This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.

          Additional information about the Funds is available in the:
•	Prospectuses for the Target Funds and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Funds and the Acquiring Fund; and

•	Statement of Additional Information (“SAI”) for the Target Funds and the Acquiring Fund.
          These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectuses of the Target Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The Target Fund prospectuses, the most recent annual reports to shareholders containing audited financial statements for the most recent fiscal year, and the most recent semi-annual reports to shareholders of the Target Funds have been previously mailed to shareholders and are available on the Target Funds’ website at www.invesco.com.
          Copies of all of these documents are available upon request without charge by visiting or writing to the Target Funds at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.
          You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

i

Exhibits

EXHIBIT A	Outstanding Shares of the Target Funds	A-1
EXHIBIT B	Ownership of the Target Funds	B-1
EXHIBIT C	Ownership of the Acquiring Fund	C-1
EXHIBIT D	Form of Agreement and Plan of Reorganization	D-1
EXHIBIT E	Financial Highlights	E-1
          No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
          Shareholders of each Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
          The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAI of the Funds. Shareholders should read the entire Joint Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.
On what am I being asked to vote?
          As a shareholder of a Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.
          If shareholders of a Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.
Has my Fund’s Board of Trustees approved the Reorganizations?
          Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganizations. The Board recommends that shareholders of each Target Fund vote in favor of the Agreement.
What are the reasons for the proposed Reorganizations?
          On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
          In considering the Reorganizations and the Agreement, the Board considered these and other factors in concluding that the Reorganizations would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” section below.
What effect will a Reorganization have on me as a shareholder?
          Immediately after a Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Funds and the Acquiring Fund are described in this Joint Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Joint Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.

1

How do the Funds’ investment objectives, principal investment strategies and risks compare?
     The Acquiring Fund and Target Funds have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.
Investment Objectives

Target Funds		Acquiring Fund
Small-Mid Special Value Fund		Small Cap Value Fund
Special Value Fund		— seek capital appreciation
U.S. Small/Mid Cap Value Fund
—	long-term capital appreciation
U.S. Small Cap Value Fund
—	seek above-average total return over a market cycle of three to five years
          The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Funds, but they are not all exactly the same. The Acquiring Fund may invest in different types of investments and have different investment policies and limitations than each Target Fund. As a result, the risks of owning shares of the Acquiring Fund may therefore be different than the risks of owning a Target Fund. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of each Target Fund and the Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
          The tables below provide a summary comparison of the expenses of each Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganizations. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown.
          None of the Reorganizations are contingent upon shareholder approval of any other Reorganization. For multi-Fund Reorganizations, it is anticipated that the lowest expense ratio will be achieved for the Acquiring Fund if all of the Reorganizations are approved and implemented and that the highest expense ratio will result if the Small-Mid Special Value Fund is the only Fund that participates in a Reorganization with the Acquiring Fund. The range of impact to Fund expenses is reflected in the expense tables below, which provide the highest and lowest projected expense ratios for the Acquiring Fund. Class B shareholders of the Small-Mid Special Value Fund will be issued Class A shares of the Acquiring Fund in connection with the Reorganization. Accordingly, the Class B share expense information of the Small-Mid Special Value Fund is included in the expense table for the Class A shares of the Target Funds and the Acquiring Fund in the table below.

2

Expense Tables and Expense Example*

							Combined Pro Forma
								Small-Mid
								Special Value
								Fund
								+
	Current							Acquiring
	Target Funds							Fund
				U.S.			Target Funds	(assumes only
	Small-	Small-		Small/	U.S.	Acquiring	+	Reorganization
	Mid	Mid		Mid	Small	Fund	Acquiring Fund	with Small-Mid
	Special	Special	Special	Cap	Cap	Small Cap	(assumes all four	Special Value
	Value	Value	Value	Value	Value	Value	Reorganizations	Fund is
	Fund	Fund	Fund	Fund	Fund	Fund	are completed)	completed)
	Class A	Class B1	Class A	Class A	Class A	Class A	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	None	None	None	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/ exchanged)[2]	None	None	2.00%	None	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%	0.67%	0.67%	0.67%	0.67%	0.66%	0.64%	0.66%
Distribution and Service (12b-1) Fees	0.25%	0.20%	0.25%	0.25%	0.25%	0.25%	0.25%	0.24%
Other Expenses	0.58%[3]	0.58%[3]	0.24%[3]	0.85%[3]	0.15%[3]	0.36%[3]	0.24%	0.36%
Acquired Fund Fees and Expenses**	0.00%	0.00%	0.00%	0.01%[3]	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.50%[3]	1.45%[3]	1.16%[3]	1.78%[3]	1.07%[3]	1.27%[3]	1.13%	1.26%

Fee Waiver and/or Expense Reimbursement	0.04%[4]	0.04%[4]	0.00%	0.26%[4]	0.00%	0.00%	0.10%[5]	0.00%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.46%[3]	1.41%[3]	1.16%[3]	1.52%[3]	1.07%[3]	1.27%[3]	1.03%	1.26%

3

					Combined Pro Forma
						Small-Mid Special
						Value
						Fund
	Current				Target Funds	+
	Target Funds			Acquiring	+	Acquiring Fund
		U.S.		Fund	Acquiring Fund	(assumes only
	Special	Small/Mid	U.S. Small	Small Cap	(assumes all four	Reorganization with
	Value	Cap Value	Cap Value	Value	Reorganizations	Small-Mid Special Value
	Fund	Fund	Fund	Fund	are completed)	Fund is completed)
	Class B	Class B	Class B	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/ exchanged) [2]	2.00%	None	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%	0.67%	0.67%	0.66%	0.64%	0.66%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	0.61%[6]	0.82%[7]	0.61%
Other Expenses	0.24%[3]	0.85%[3]	0.15%[3]	0.36%[3]	0.24%	0.36%
Acquired Fund Fees and Expenses**	0.00%	0.01%[3]	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.91%[3]	2.53%[3]	1.82%[3]	1.63%[3]	1.70%	1.63%

Fee Waiver and/or Expense Reimbursement	0.00%	0.26%[4]	0.00%	0.00%	0.30%[5]	0.00%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.91%[3]	2.27%[3]	1.82%[3]	1.63%[3]	1.40%	1.63%

4

						Combined Pro Forma
							Small-Mid
							Special Value
							Fund
							+
	Current						Acquiring Fund
	Target Funds					Target Funds	(assumes only
				U.S.	Acquiring	+	Reorganization
	Small-Mid		U.S.	Small	Fund	Acquiring Fund	with Small-Mid
	Special	Special	Small/Mid	Cap	Small Cap	(assumes all four	Special Value
	Value	Value	Cap Value	Value	Value	Reorganizations	Fund is
	Fund	Fund	Fund	Fund	Fund	are completed)	completed)
	Class C	Class C	Class C	Class C	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/ exchanged) [2]	None	2.00%	None	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%	0.67%	0.67%	0.67%	0.66%	0.64%	0.66%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.58%[3]	0.24%[3]	0.85%[3]	0.15%[3]	0.36%[3]	0.24%	0.36%
Acquired Fund Fees and Expenses**	0.00%	0.00%	0.01%[3]	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	2.25%[3]	1.91%[3]	2.53%[3]	1.82%[3]	2.02%[3]	1.88%	2.02%

Fee Waiver and/or Expense Reimbursement	0.04%[4]	0.00%	0.26%[4]	0.00%	0.00%	0.10%[5]	0.00%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.21%[3]	1.91%[3]	2.27%[3]	1.82%[3]	2.02%[3]	1.78%	2.02%

5

						Combined Pro Forma
							Small-Mid
							Special Value
							Fund
							+
							Acquiring
	Current						Fund
	Target Funds					Target Funds	(assumes only
				U.S.	Acquiring	+	Reorganization
	Small-Mid		U.S.	Small	Fund	Acquiring Fund	with Small-Mid
	Special	Special	Small/Mid	Cap	Small Cap	(assumes all four	Special Value
	Value	Value	Cap Value	Value	Value	Reorganizations	Fund is
	Fund	Fund	Fund	Fund	Fund	are completed)	completed)
	Class Y	Class Y	Class Y	Class Y	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/ exchanged) [2]	None	2.00%	None	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%	0.67%	0.67%	0.67%	0.66%	0.64%	0.66%
Distribution and Service (12b-1) Fees	None	None	None	None	None	None	None
Other Expenses	0.58%[3]	0.24%[3]	0.85%[3]	0.15%[3]	0.36%[3]	0.24%	0.36%
Acquired Fund Fees and Expenses**	0.00%	0.00%	0.01%[3]	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.25%[3]	0.91%[3]	1.53%[3]	0.82%[3]	1.02%[3]	0.88%	1.02%

Fee Waiver and/or Expense Reimbursement	0.04%[4]	0.00%	0.26%[4]	0.00%	0.00%	0.10%[5]	0.00%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.21%[3]	0.91%[3]	1.27%[3]	0.82%[3]	1.02%[3]	0.78%	1.02%

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Funds’ current prospectuses) of the Small-Mid Special Value Fund (April 30, 2010), Special Value Fund (July 31, 2010), U.S. Small/Mid Cap Value Fund (December 31, 2009), U.S. Small Cap Value Fund (September 30, 2010), and the Acquiring Fund (March 31, 2010). Pro forma numbers are estimated as if the Reorganization had been completed as of April 1, 2009 and do not

6

include the estimated costs of the Reorganization. The estimated Reorganization costs that the Special Value Fund will bear are $200,000. The Small-Mid Special Value Fund, U.S. Small/Mid Cap Value Fund and U.S. Small Cap Value Fund will not bear any Reorganization costs. Invesco Advisers estimates that shareholders of the Special Value Fund will recoup these costs through reduced expenses in 9 months or less. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

**	Unless otherwise indicated, Acquired Fund Fees and Expenses are less than 0.01%.

1.	Holders of Small-Mid Special Value Fund Class B shares will be issued Class A shares as part of that Fund’s Reorganization.

2.	You may be charged a 2.00% fee if you redeem or exchange shares of the Special Value Fund, U.S. Small Cap Value Fund and the Acquiring Fund within 31 days of purchase. For shareholders of the Small-Mid Special Value Fund and U.S. Small/Mid Cap Value Fund, shares of the Acquiring Fund that are distributed in connection with the Reorganization will not be subject to a redemption fee.

3.	Based on estimated amounts for the current fiscal year.

4.	Invesco Advisers, Inc. (“Invesco Advisers” or the “Adviser”), the Funds’ investment adviser, has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of the Small-Mid Special Value Fund’s Class A shares to 1.46%, Class B shares to 2.21%, Class C shares to 2.21% and Class Y shares to 1.21% of average daily net assets, and the U.S. Small/Mid Cap Value Fund’s Class A shares to 1.51%, Class B shares to 2.26%, Class C shares to 2.26% and Class Y shares to 1.26% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement (collectively the “Excluded Expenses”). Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

5.	Effective upon the closing of the Reorganization and provided that all of the Reorganizations are completed, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of the Acquiring Fund’s Class A shares to 1.03%, Class B shares to 1.78%, Class C shares to 1.78% and Class Y shares to 0.78% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the Excluded Expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

6.	Reflects actual 12b-1 fees currently paid under the Acquiring Fund’s 12b-1 Plan. Maximum 12b-1 fees payable under the Plan are 1.00%.

7.	Effective upon the closing of the Reorganization and provided that all of the Reorganizations are completed, the Acquiring Fund’s distributor has agreed that through at least June 30, 2012 to waive 12b-1 fees for Class B shares to the extent necessary to limit 12b-1 fees to 0.62% of the Acquiring Fund’s average daily net assets.
          Expense Example
          This Example is intended to help you compare the costs of investing in different classes of a Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganizations of the corresponding Target Funds into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

7

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Small-Mid Special Value Fund (Target) — Class A	$690	$990	$1,316	$2,235
Small-Mid Special Value Fund (Target) — Class B1	$644	$751	$984	$1,742
Small-Mid Special Value Fund (Target) — Class B (if you did not redeem your shares) [1]	$144	$451	$784	$1,742
Special Value Fund (Target) — Class A	$662	$898	$1,153	$1,881
U.S. Small/Mid Cap Value Fund (Target) — Class A	$696	$1,030	$1,414	$2,488
U.S. Small Cap Value Fund (Target) — Class A	$653	$872	$1,108	$1,784
Small Cap Value Fund (Acquiring) — Class A	$672	$931	$1,209	$2,000
Combined Pro forma Target Funds + Acquiring Fund - Class A (assuming all four Reorganizations are completed)	$649	$880	$1,129	$1,841
Combined Pro forma Small-Mid Special Value Fund + Acquiring Fund - Class A (assuming only Reorganization with Small-Mid Special Value Fund is completed)	$671	$928	$1,204	$1,989
Special Value Fund (Target) — Class B	$694	$900	$1,232	$2,038
Special Value Fund (Target) — Class B (if you did not redeem your shares)	$194	$600	$1,032	$2,038
U.S. Small/Mid Cap Value Fund (Target) — Class B	$730	$1,037	$1,498	$2,641
U.S. Small/Mid Cap Value Fund (Target) — Class B (if you did not redeem your shares)	$230	$737	$1,298	$2,641
U.S. Small Cap Value Fund (Target) — Class B	$685	$873	$1,185	$1,940
U.S. Small Cap Value Fund (Target) — Class B (if you did not redeem your shares)	$185	$573	$985	$1,940
Small Cap Value Fund (Acquiring) — Class B2	$666	$814	$1,087	$1,837
Small Cap Value Fund (Acquiring) — Class B (if you did not redeem your shares)[2]	$166	$514	$887	$1,837
Combined Pro forma Target Funds + Acquiring Fund - Class B (assuming all four Reorganizations are completed)	$643	$806	$1,095	$1,832
Combined Pro forma Target Funds + Acquiring Fund - Class B (assuming all four Reorganizations are completed)(if you did not redeem your shares)	$143	$506	$895	$1,832
Combined Pro forma Small-Mid Special Value] Fund + Acquiring Fund - Class B (assuming only Reorganization with Small-Mid Special Value Fund is completed)	$666	$814	$1,087	$1,834
Combined Pro forma Small-Mid Special Value Fund + Acquiring Fund - Class B (assuming only Reorganization with Small-Mid Special Value Fund is completed)(if you did not redeem your shares)	$166	$514	$887	$1,834
Small-Mid Special Value Fund (Target) — Class C	$324	$695	$1,197	$2,579
Small-Mid Special Value Fund (Target) — Class C (if you did not redeem your shares)	$224	$695	$1,197	$2,579
Special Value Fund (Target) — Class C	$294	$600	$1,032	$2,233
Special Value Fund (Target) — Class C (if you did not redeem your shares)	$194	$600	$1,032	$2,233
U.S. Small/Mid Cap Value Fund (Target) — Class C	$330	$737	$1,298	$2,825
U.S. Small/Mid Cap Value Fund (Target) — Class C (if you did not redeem your shares)	$230	$737	$1,298	$2,825
U.S. Small Cap Value Fund (Target) — Class C	$285	$573	$985	$2,137
U.S. Small Cap Value Fund (Target) — Class C (if you did not redeem your shares)	$185	$573	$985	$2,137
Small Cap Value Fund (Acquiring) — Class C	$305	$634	$1,088	$2,348
Small Cap Value Fund (Acquiring) — Class C (if you did not redeem your shares)	$205	$634	$1,088	$2,348
Combined Pro forma Target Funds + Acquiring Fund - Class C (assuming all four Reorganizations are completed)	$281	$581	$1,007	$2,193
Combined Pro forma Target Funds + Acquiring Fund - Class C (assuming all four Reorganizations are completed) (if you did not redeem your shares)	$181	$581	$1,007	$2,193
Combined Pro forma Small-Mid Special Value Fund + Acquiring Fund - Class C (assuming only Reorganization with Small-Mid Special Value Fund is completed)	$305	$634	$1,088	$2,348

8

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Combined Pro forma Small-Mid Special Value Fund + Acquiring Fund - Class C (assuming only Reorganization with Small-Mid Special Value Fund is completed) (if you did not redeem your shares)	$205	$634	$1,088	$2,348
Small-Mid Special Value Fund (Target) — Class Y	$123	$388	$678	$1,504
Special Value Fund (Target) — Class Y	$93	$290	$504	$1,120
U.S. Small/Mid Cap Value Fund (Target) — Class Y	$129	$431	$784	$1,778
U.S. Small Cap Value Fund (Target) — Class Y	$84	$262	$455	$1,014
Small Cap Value Fund (Acquiring) — Class Y	$104	$325	$563	$1,248
Combined Pro forma Target Funds + Acquiring Fund - Class Y (assuming all four Reorganizations are completed)	$80	$271	$478	$1,075
Combined Pro forma Small-Mid Special Value Fund + Acquiring Fund - Class Y (assuming only Reorganization with Small-Mid Special Value Fund is completed)	$104	$325	$563	$1,248

1.	Holders of Small-Mid Special Value Fund Class B shares will be issued Class A shares as part of that Fund’s Reorganization.

2.	Reflects actual 12b-1 fees currently paid under the Acquiring Fund’s 12b-1 Plan. Maximum fees payable under the Plan are 1.00%.

          The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.
          For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.
How do the performance records of the Funds compare?
          The performance history of each Fund for certain periods as of September 30, 2010 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund as of September 30, 2010. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.
Average Annual Total Returns*

			10 Years or
	1 Year	5 Years	Since Inception

Small Cap Value Fund (Acquiring) — Class A (inception date: June 21, 1999) [1]
Return Before Taxes	7.53%	4.48%	8.76%
Return After Taxes on Distributions	7.53%	3.13%	7.81%
Return After Taxes on Distributions and Sale of Fund Shares	4.90%	3.67%	7.53%
Small-Mid Special Value Fund (Target) — Class A (inception date : May 28, 2002) [2] Return Before Taxes	10.01%	2.48%	7.41%

9

Average Annual Total Returns*

			10 Years or
	1 Year	5 Years	Since Inception

Return After Taxes on Distributions	10.01%	0.83%	6.19%
Return After Taxes on Distributions and Sale of Fund Shares	6.51%	1.94%	6.36%
Special Value Fund (Target) — Class A (inception date: July 28, 1997) [2] Return Before Taxes	8.15%	4.70%	9.05%
Return After Taxes on Distributions	8.10%	2.15%	7.61%
Return After Taxes on Distributions and Sale of Fund Shares	5.36%	3.62%	7.77%
U.S. Small/Mid Cap Value Fund (Target) — Class A (inception date : September 27, 2007) [2] Return Before Taxes	8.14%	—	(7.44)%
Return After Taxes on Distributions	8.14%	—	(7.45)%
Return After Taxes on Distributions and Sale of Fund Shares	5.29%	—	(6.25)%
U.S. Small Cap Value Fund (Target) — Class A (inception date: January 22, 1999) [2] Return Before Taxes	7.62%	4.61%	5.64%
Return After Taxes on Distributions	7.62%	3.31%	4.50%
Return After Taxes on Distributions and Sale of Fund Shares	4.95%	3.60%	4.46%

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

[1]	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the Acquiring Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Acquiring Fund. The returns of the Acquiring Fund are different from the predecessor fund as they had different expenses and sales charges.

[2]	The returns shown for periods prior to June 1, 2010 are those of the Class A shares or Class P shares (in the case of the U.S. Small/Mid Cap Value Fund and U.S. Small Cap Value Fund) of certain predecessor funds that were advised by Morgan Stanley Investment Advisors Inc. and were reorganized into Class A shares of the Target Funds, as applicable, on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Target Funds, as applicable. The returns of the Target Funds are different from the predecessor funds as they had different expenses and sales charges.

          After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
How do the management, investment adviser and other service providers of the Funds compare?
          Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The advisory fee of the Acquiring Fund at each breakpoint level is the same as the investment advisory fee of the Special Value Fund and U.S. Small Cap Value Fund. The maximum advisory fee of the Acquiring Fund is the same as the Small-Mid Special Value Fund and U.S. Small/Mid Cap Value Fund advisory fee, but the Acquiring Fund’s advisory fee schedule includes two additional fee breakpoints that reduce the investment advisory fee when certain asset levels are reached. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.
          The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be

10

appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

• Invesco Asset Management Deutschland GmbH;

• Invesco Asset Management Limited;

• Invesco Australia Limited;

• Invesco Trimark Ltd.

• Invesco Hong Kong Limited;

• Invesco Asset Management (Japan) Limited;

• Invesco Senior Secured Management, Inc.; and
          Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.
How do the Funds’ purchase and redemption procedures and exchange policies compare?
          The purchase and redemption procedures and exchange policies for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Fund.
How do the Funds’ sales charges and distribution arrangements compare?
          The sales charges and sales charge exemptions for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Fund. However, as part of the Reorganization, Class B shareholders of the Small-Mid Special Value Fund will receive Class A shares of the Acquiring Fund. Class A shares have a different sales load structure. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”
Will the Acquiring Fund have different portfolio managers than each Target Fund?
          No. The portfolio management team for each Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Joint Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
          Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds anticipate receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganizations. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganizations only.
          The Reorganization may result in the sale of some of the portfolio securities of the Target Funds following the Reorganizations as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The sale of such portfolio securities may also result in the realization of capital gains to the Acquiring Fund that, to the extent not offset by capital losses, would be distributed to shareholders, and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts. Invesco Advisers anticipates that any such sales of portfolio securities by the Acquiring Fund as a result of the Reorganizations (as

11

distinct from normal portfolio turnover) will be limited in scope and likely not result in any significant amounts of capital gains to be distributed to shareholders by the Acquiring Fund.
When are the Reorganizations expected to occur?
          If shareholders of a Target Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2011.
How do I vote on the Reorganizations?
          There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Joint Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.
What will happen if shareholders of a Target Fund do not approve the Reorganization?
          If the shareholders of a Target Fund do not approve the Reorganization, the Board will consider other possible courses of action for such Target Fund. The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization.
What if I do not wish to participate in the Reorganization?
          If you do not wish to have your shares of your Target Fund exchanged for shares of the Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.
Why are you sending me the Joint Proxy Statement/Prospectus?
          You are receiving this Joint Proxy Statement/Prospectus because you own shares in one or more Target Funds as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund. This Joint Proxy Statement/Prospectus contains information that shareholders of the Target Funds should know before voting on the proposed Reorganizations. This document is both a proxy statement of the Target Funds and also a prospectus for the Acquiring Fund.
Where can I find more information about the Funds and the Reorganizations?
          Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations or how to vote, please call Invesco Client Services at 1-800-959-4246.

12

ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
          The following section compares the principal investment strategies of each Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
          Principal Investment Strategies. Each Fund has a policy to invest primarily in a specific range of small capitalization companies that the Adviser believes are undervalued, and the Small-Mid Special Value Fund and U.S. Small/Mid Cap Value Fund may also invest in medium capitalization companies that the Adviser believes are undervalued. Each such investment policy is non-fundamental, which means that it can be changed by the Fund’s Board of Trustees without shareholder approval. Each Fund primarily invests in equity securities and measures market capitalization as of the date the Fund purchases the security.
          The Acquiring Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization companies, and considers a company to be a small-capitalization issuer if it has a market capitalization no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 14, 2010, the capitalization of companies in the Russell 2000® Index ranged from $13.4 million to $4.3 billion.
          The Small-Mid Special Value Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities, including convertible securities, of small and medium capitalization companies that the Adviser believes are undervalued. The Small-Mid Special Value Fund considers a company to be a small-capitalization issuer if it has a market capitalization no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, and considers a company to be a mid-capitalization issuer if it has a market capitalization no larger than the largest capitalized issuer included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 14, 2010, the capitalization of companies in the Russell 2000® Index ranged from $13.4 million to $4.3 billion, and the capitalization of companies in the Russell Midcap® Index ranged from $211.3 million to $21.7 billion. The portfolio managers of the Small-Mid Special Value Fund construct a diversified but typically focused portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process for the Small-Mid Special Value Fund is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure.
          The Special Value Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small companies that the Adviser believes are undervalued relative to the marketplace or similar companies, and considers a company to be a small-capitalization issuer if it has a market capitalization no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 14, 2010, the capitalization of companies in the Russell 2000® Index ranged from $13.4 million to $4.3 billion. In deciding which securities to buy, hold or sell for the Special Value Fund, the Adviser pursues a value oriented approach that seeks to identify securities whose market value is less than their intrinsic value. The Adviser also may consider a company’s dividend yield, growth in sales, balance sheet, management capabilities, earnings and cash flow, as well as other factors. In addition, the Adviser may select securities because it believes there is some potential catalyst to cause a stock’s price to rise.

13

          The U.S. Small/Mid Cap Value Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities, including convertible securities, of small-and mid-size companies traded on a U.S. securities exchange, and such amount may include securities of foreign companies. The U.S. Small/Mid Cap Value Fund considers a company to be a small-capitalization issuer if it has a market capitalization no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 14, 2010, the capitalization of companies in the Russell 2000® Index range from $13.4 million to $4.3 billion. The U.S. Small/Mid Cap Value Fund considers a company to be a mid-capitalization issuer if it has a market capitalization no larger than the largest capitalized issuer included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 14, 2010, the capitalization of companies in the Russell Midcap® Index range from $211.3 million to $21.7 billion.
          The U.S. Small Cap Value Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small cap companies traded on a U.S. securities exchange, and considers a company to be a small-capitalization issuer if it has a market capitalization no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 14, 2010, the capitalization of companies in the Russell 2000® Index ranged from $13.4 million to $4.3 billion.
          Derivative instruments will be counted toward each Target Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the investments included within that policy.
          Each Fund utilizes a value strategy, whereby the Fund invests in companies whose market value the Adviser believes to be undervalued. In selecting securities, the portfolio managers of each of the Funds emphasize the following characteristics, although not all investments will have these attributes:
•	Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value.

•	Emphasize quality businesses with potential to grow intrinsic value over time.
          Foreign Securities. Each Fund may invest to some extent in foreign securities. The Acquiring Fund may invest up to 25% of its total assets in securities of foreign issuers. Each of the Small-Mid Special Value Fund and the U.S. Small/Mid Cap Value Fund may invest up to 15% of its net assets in foreign securities held either directly or in the form of depositary receipts, though this percentage limitation does not apply to securities of foreign companies that are listed in the United States on a national securities exchange. The Special Value Fund may invest in foreign securities (including depositary receipts) that are listed in the United States on a national securities exchange. The U.S. Small Cap Value Fund may invest up to 10% of its assets in securities of foreign issuers, including issuers located in emerging markets or developing countries.
          Derivatives. Each Fund may, but none is required to, use derivative instruments, which include instruments such as futures contracts, swaps, and options. A Fund may use derivatives for a variety of purposes, such as hedging, risk management, to earn income, portfolio management or to gain exposure to specific investments or foreign markets. For the U.S. Small Cap Value Fund, derivatives may involve the purchase and sale of forward foreign currency exchange contracts in connection with investments in foreign securities.
          REITs. The Acquiring Fund may invest up to 15% of its total assets, and the U.S. Small/Mid Cap Value Fund may invest up to 15% of its net assets, in real estate investment trusts (REITs). The U.S. Small Cap Value Fund may invest up to 10% of its assets in REITs. The Small-Mid Special Value Fund and the Special Value Fund may also invest in REITs.
          Junk Bonds. The Special Value Fund may invest up to 20% of its net assets in convertible securities rated below investment grade, and may invest up to 5% of its net assets in non-convertible fixed-income securities rated below investment grade. As a non-principal investment strategy, the Small-Mid Special Value Fund may invest in convertible securities as well as in non-convertible fixed-income securities rated below investment grade or, if

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unrated, deemed to be of comparable quality by the Adviser, each in an amount up to 5% of the Fund’s net assets. Securities rated below investment grade are commonly known as junk bonds. The U.S. Small/Mid Cap Value Fund, U.S. Small Cap Value Fund, and the Acquiring Fund do not have a principal investment strategy regarding investment in securities rated below investment grade.
          IPOs. Each Fund, except the Special Value Fund, may purchase securities issued as a part of, or a short period after, companies’ initial public offerings (IPOs), and may at times dispose of those shares shortly after their acquisition, but doing so is only a principal investment strategy of the Small-Mid Special Value Fund.
          Selling Securities. The Funds will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value. For the Small-Mid Special Value Fund, Special Value Fund and U.S. Small/Mid Cap Value Fund, the Adviser generally considers selling a security when it believes that it no longer fits the Fund’s investment criteria.
          Repositioning Costs. The Reorganization may result in the sale of some of the portfolio securities of the Target Funds following the Reorganizations as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following to the Reorganizations are estimated not to be material for the Special Value Fund, U.S. Small-Mid Cap Value Fund and U.S. Small Cap Value Fund. For the Small-Mid Special Value Fund such transaction costs are estimated to have a 35 basis point impact on the Small-Mid Special Value Fund’s asset base.
          The sale of such portfolio securities may also result in the realization of capital gains to the Acquiring Fund that, to the extent not offset by capital losses, would be distributed to shareholders, and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts. Invesco Advisers anticipates that any such sales of portfolio securities by the Acquiring Fund as a result of the Reorganizations (as distinct from normal portfolio turnover) will be limited in scope and likely not result in any significant amounts of capital gains to be distributed to shareholders by the Acquiring Fund.
Comparison of Principal Risks of Investing in the Funds
          The table below describes the principal risks that may affect each Fund’s investment portfolio. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.
All Funds

Risks of Small Capitalization Companies. Small capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small capitalization companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and are generally less liquid than equity securities of larger companies.
All Funds

Value Investing Risk. Value investing is subject to the risk that the valuations never improve, and the returns on value equity securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.
All Funds

Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political
All Funds

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Principal Risk	Funds Subject to Risk
conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. Emerging market issuer risk is not a principal risk for the Small-Mid Special Value Fund, Special Value Fund and U.S. Small/Mid Cap Value Fund.
Acquiring Fund Small-Mid Special Value Fund Special Value Fund U.S. Small/Mid Cap Value Fund

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.
Acquiring Fund Small-Mid Special Value Fund U.S. Small/Mid Cap Value Fund

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.
Acquiring Fund Small-Mid Special Value Fund Special Value Fund U.S. Small Cap Value Fund

IPOs. Shares issued in IPOs expose the Fund to risks associated with companies that have little operating history, as well as risks inherent in sectors of the market where new issuers operate. The market for IPO issuers has been volatile, and share prices of certain newly-public companies have fluctuated significantly over short periods of time.
Small-Mid Special Value Fund

Lower Rate Securities (Junk Bonds). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress and junk bonds may have a higher incidence of default than higher-rated securities.
Special Value Fund

Medium Capitalization Companies. Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. Often the stocks of these companies may be more volatile and less liquid than stocks of more established companies and may be subject to more abrupt and erratic price movements. These stocks may have returns that vary, sometimes significantly from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger more established companies, it also may make them sensitive to changing market conditions.
Small-Mid Special Value Fund U.S. Small/Mid Cap Value Fund
Comparison of Fundamental and Non-Fundamental Investment Restrictions
          Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval, and non-fundamental investment restrictions may be changed by a Fund’s Board. The fundamental investment restrictions of the Target Funds and Acquiring Fund are the same. Both the Target Funds and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of each Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

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Comparison of Share Classes and Distribution Arrangements
          Shares of each class of a Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with each Target Fund share class as well as the different distribution arrangements among the various share classes.
          Class Structure. The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.
          The share classes offered by the Target Funds and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with a Reorganization are as follows:

Corresponding Share
Small-Mid Special		U.S. Small/Mid Cap	U.S. Small Cap	Class of Acquiring
Value Fund	Special Value Fund	Value Fund	Value Fund	Fund
Class A Class B	Class A	Class A	Class A	Class A
—	Class B	Class B	Class B	Class B
Class C	Class C	Class C	Class C	Class C
Class Y	Class Y	Class Y	Class Y	Class Y
          Each Fund no longer offers Class B shares to new investors. Existing investors of a Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with a Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares. Small-Mid Special Value Fund shareholders who hold Class B Shares will be reorganized into Class A shares of the Acquiring Fund.
          Sales Charges. The sales charge schedule (if any) of the share classes of the Target Funds are substantially the same as the sales charge schedule (if any) of the corresponding shares of the Acquiring Fund. Class A shares of each Fund can be purchased at the public offering price, which includes an initial sales charge ranging from 5.50% to zero, depending on the amount of your investment. Class B and Class C shares of each Fund are sold with contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sales charge to eligible investors or under certain circumstances, which are substantially similar between the Funds. Class Y shares are sold without any initial sales charge or contingent deferred sales charge. Each share class except Class Y imposes an asset based sales charge or service fee under one or more plans adopted by the Board which are described in the following section. The prospectuses and SAI of the Funds describe the sales charge schedules and applicable waivers and exemptions of each such share class. Small-Mid Special Value Fund shareholders who hold Class B Shares will receive Class A shares of the Acquiring Fund.
          You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due

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upon subsequent redemption, if any. In addition, the CDSC schedule that applies to the Class B shares of the Special Value Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.
          Distribution Fees. Each Fund has adopted a distribution plan and a service plan (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class B, and Class C shares. Class Y shares of the Funds are not subject to the Distribution Plans.
          Pursuant to the Distribution Plan, each Fund is authorized to make payments to Invesco Distributors, Inc. (“IDI”), the Funds’ principal underwriter, in connection with the distribution of Fund shares and providing shareholder services at the annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, and at the annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. Notwithstanding the foregoing expense limits, however, IDI may be reimbursed from a Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses. This limitation may result in a share class of a Fund paying less than the maximum amount noted above in a particular year.
          The fee table under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Joint Proxy Statement/Prospectus describes the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Fund’s Distribution Plans following the Reorganizations.
Comparison of Purchase and Redemption Procedures
          The purchase procedures employed by the Target Funds and the Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the Internet. The Acquiring Fund prospectus enclosed with this Joint Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C, and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with a Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.
          The Acquiring Fund charges a 2% redemption fee on shares that are redeemed within 31 days of purchase. The redemption fee for a Fund is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund’s portfolio caused by short-term investments in a Fund. This redemption fee is retained by the Fund. The Special Value Fund and the U.S. Small Cap Value Fund also charge redemption fees, but the Small-Mid Special Value Fund and the U.S. Small/Mid Cap Value Fund do not charge a redemption fee.
          The exchange of Target Fund shares for Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any redemption fee that applies to Target Fund shares. Acquiring Fund shares received in the Reorganization by shareholders of the Special Value Fund and U.S. Small Cap Value Fund may be subject to a redemption fee if redeemed within 31 days of purchase of such Target Fund shares that were exchanged for such Acquiring Fund shares. New shares of the Acquiring Fund purchased after the Reorganization will be subject to a redemption fee. Any redemption fee will be waived on sales or exchanges of Fund shares under certain circumstances, which are described in each Fund’s prospectus. Additional information relating to the redemption fee for a Fund is available in the Target Funds’ or the Acquiring Fund’s prospectus.

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Comparison of Distribution Policies
          Each Fund declares and pays dividends of net investment income, if any, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.
Forms of Organization and Securities to be Issued
          Each Fund is a series of the same Delaware statutory trust with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Funds and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.
Pending Litigation
          Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.
Where to Find More Information
          For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.
THE PROPOSED REORGANIZATIONS
Summary of Agreement and Plan of Reorganization
          The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Joint Proxy Statement/Prospectus.
          With respect to each Reorganization, if shareholders of a Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the

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Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.
          The class or classes of Acquiring Fund shares that shareholders will receive in connection with a Reorganization will depend on the class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”
          Each Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganizations.
          If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur in the second quarter of 2011 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
          If shareholders of a Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Board Considerations in Approving the Reorganizations
          As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
          Because of the large number of proposed reorganizations, each Board of Trustees of the Invesco Funds created an ad hoc committee comprised of both Invesco Fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committee”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganizations. Two separate meetings of the full Board were also held to review and consider the Reorganizations, including presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganizations, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.
          The Board considered the potential benefits and costs of a Reorganization to each Target Fund, the Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for each Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the

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benefits to each Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base, (ii) Invesco Advisers paying the Small-Mid Special Value Fund’s, U.S. Small/Mid Cap Value Fund’s and U.S. Small Cap Value Fund’s Reorganization costs, (iii) Invesco Advisers’ agreement to cap expenses of the Acquiring Fund for one year after the Closing, and (iv) the expected tax free nature of the Reorganizations for each Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth. With respect to each individual Reorganization, the Board considered the following additional matters.
          With respect to the Reorganizations described herein, the Board further considered that (i) the investment objective, strategies and related risks of the Funds are somewhat similar, although the Funds’ portfolio composition strategies and securities selection techniques differ; (ii) the Funds have the same portfolio management team; (iii) Target Fund shareholders would become shareholders of a Fund with the same or a lower effective management fee and an estimated lower overall total expense ratio on a pro forma basis; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses through June 30, 2012, so that such expenses, after fee waivers, do not exceed an agreed upon cap as set forth in the fee tables above.
          Based upon the information and considerations described above, the Board, on behalf of the Target Funds and the Acquiring Fund, approved each of the Reorganizations in order to combine each Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganizations. The Board concluded that the Reorganization is in the best interests of each Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of a Target Fund or the Acquiring Fund from its Reorganization. Consequently, the Board approved the Agreement and each of the Reorganizations on October 27, 2010.
Federal Income Tax Considerations
          The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
          The Reorganizations are intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into the Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

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          Neither the Target Funds nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.”
          Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, each Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely effect any other Reorganization.
          Prior to the Closing of each Reorganization, each Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to made in the 2011 calendar year and would be taxable to shareholders in such year.
          The tax attributes, including capital loss carryovers, of the Target Funds move to the Acquiring Fund in the Reorganizations. The capital loss carryovers of the Target Funds and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of each Fund, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of a Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. In the case of a Fund with net unrealized built-in gains at the time of Closing of the Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of another Fund. Third, the capital losses of a Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization causes a Target Fund’s tax year to close early in the year of the Reorganization and/or because the Acquiring Fund, post-Closing, changes its fiscal year. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of a Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

U.S.
	Small-Mid		U.S. Small	Small/Mid
	Special Value	Special	Cap Value	Cap Value	Acquiring
	Fund	Value Fund	Fund	Fund	Fund
	(000,000s)	(000,000s)	(000,000s)	(000,000s)	(000,000s)
	at 4/30/2010	at 7/31/2010	at 3/31/2010	at 6/30/2010	at 3/31/2010
Aggregate capital loss carryovers on a tax basis (1)	($26.0)	($16.4)	($80.4)	($5.8)	($20.3)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	$22.8	$53.7	$153.3	$0.6	$170.6

22

U.S.
	Small-Mid		U.S. Small	Small/Mid
	Special Value	Special	Cap Value	Cap Value	Acquiring
	Fund	Value Fund	Fund	Fund	Fund
	(000,000s)	(000,000s)	(000,000s)	(000,000s)	(000,000s)
	at 4/30/2010	at 7/31/2010	at 3/31/2010	at 6/30/2010	at 3/31/2010
Aggregate Net Asset Value	$95.1	$321.8	$828.5	$12.5	$963.7
Approximate annual limitation (2)	$3.8	$12.8	$33.0	$0.5	$38.4

(1)	Includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

(2)	Based on the long-term tax-exempt rate for ownership changes during October 2010 of 3.98%.
          Based upon the Funds’ capital losses as of the respective dates set forth in the above table, the annual limitations on the use of the aggregate capital loss carryovers of each Fund (other than the U.S. Small/Mid Cap Value Fund) may not prevent the combined Fund from utilizing such losses, albeit over a period of time. The annual limitation on the use the U.S. Small/Mid Cap Value Fund’s aggregate of the capital loss carryovers will likely limit the use of such losses by the Acquiring Fund, post-Closing, to offset capital gains, if any, it realizes. The effect of these such annual limitations may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no limitation had applied. Additionally, each of the Funds (other than the U.S. Small/Mid Cap Value Fund), as of the respective dates set forth in the above table, has net unrealized appreciation in the value of its investments which, if realized prior to Closing, would reduce that Fund’s available capital loss carryovers. Moreover, if a Fund has net unrealized built-in gains at the time of Closing, that Fund’s annual limitation will be increased by the amount of such built-in gains that are recognized in the taxable year. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of each Target Fund post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.
          In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than a Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The unrealized appreciation (depreciation) in value of the portfolio investments of each Target Fund on a tax basis as a percentage of its net asset value is 24% for the Small-Mid Special Value Fund at April 30, 2010, 17% for the Special Value Fund at July 31, 2010, 4% for the U.S. Small/Mid Cap Value Fund at June 30, 2010, and 18% for the U.S. Small Cap Value Fund at March 31, 2010, compared to that of the Acquiring Fund at March 31, 2010 of 18%, and 18% on a combined basis.
          After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.
Costs of the Reorganizations
          The total cost of a Reorganization to be paid by the Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganization for each Target Fund, as well as the estimated proxy solicitation costs for the Target Funds, which are a part of the total Reorganization costs, are set forth in the table below.

			Estimated Portion
			of Total
			Reorganization
			Costs to be Paid
	Estimated Proxy	Estimated Total	by the Target
	Solicitation Costs	Reorganization Costs	Funds
Small-Mid Special Value Fund	$87,000	$130,000	$0
Special Value Fund	$156,000	$200,000	$200,000
U.S. Small/Mid Cap Value Fund	$300	$40,000	$0
U.S. Small Cap Value Fund	$414,000	$460,000	$0
          Invesco Advisers will bear the Reorganization costs of the Small-Mid Special Value Fund, U.S. Small/Mid Cap Value Fund and U.S. Small Cap Value Fund. The costs of a Reorganization include legal counsel fees, independent accountant fees, expenses

23

related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from a Reorganization.
VOTING INFORMATION
Joint Proxy Statement/Prospectus
          We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not, need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
          This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about January 19, 2011 to all shareholders entitled to vote. Shareholders of record of the Target Funds as of the close of business on January 14, 2011 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Funds on December 15, 2010 can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.
          Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing at the address of the Target Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.
Quorum Requirement and Adjournment
          A quorum of shareholders is necessary to hold a valid shareholders’ meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
          Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.
          Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
          The Board has unanimously approved the Agreement, subject to shareholder approval. Provided a quorum is present at the Meeting, shareholder approval of the Agreement requires the affirmative vote of a majority of the shares cast by shareholders of the Target Fund.

24

          Abstentions are counted as present for purposes of determining quorum but are not considered shares cast at the Meeting. As a result, abstentions will not impact the outcome of the shareholder vote.
Proxy Solicitation
          The Target Funds have engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganization” section of this Joint Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Funds or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Funds’ officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
          Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.
Other Meeting Matters
          Management is not aware of any matters to be presented at the Meeting other than as discussed in this Joint Proxy Statement/Prospectus. Under the Target Funds’ bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
Share Ownership by Large Shareholders, Management and Trustees
          A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of each Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibit B and Exhibit C.
          Information regarding the ownership of shares of the Target Funds and the Acquiring Fund by the Trustees and executive officers of the Trust can be found at Exhibit B and Exhibit C.
OTHER MATTERS
Capitalization
          The following table sets forth, as of September 30, 2010, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the corresponding Target Funds. The pro forma capitalization column in the table assumes that all of the Reorganizations have taken place. The capitalizations of the Target Funds, the Acquiring Fund, and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

25

			U.S.
	Small-Mid		Small/Mid	U.S. Small			Small Cap
	Special	Special	Cap Value	Cap Value	Small Cap		Value Fund
	Value Fund	Value Fund	Fund	Fund	Value Fund	Pro Forma	(Acquiring)
	(Target)	(Target)	(Target)	(Target)	(Acquiring)	Adjustments	(pro forma)
Net assets (all classes)	$84,399,282	$325,022,633	$13,178,577	$754,787,049	$1,070,030,005	$(200,000)	$2,247,217,546

Class A net assets	$23,325,708	$273,990,240	$144,540	$158,286,834	$778,545,997	$41,795,865 [1]	$1,276,089,184
Class A shares outstanding	2,283,191	21,984,328	17,266	6,960,681	48,979,017	42,738 [2]	80,267,221
Class A net asset value per share	$10.22	$12.46	$8.37	$22.74	$15.90	—	$15.90

Class B net assets[3]	$41,964,463	$25,821,084	$11,820	$116,514	$38,130,871	$(41,980,351)[1]	$64,064,401
Class B shares outstanding[3]	4,389,299	2,544,206	1,415	5,137	2,629,207	(5,151,359)[2]	4,417,905
Class B net asset value per share[3]	$9.56	$10.15	$8.35	$22.68	$14.50	—	$14.50

Class C net assets	$14,802,065	$21,397,350	$13,485	$99,141	$116,017,554	$(13,167)[1]	$152,316,428
Class C shares outstanding	1,587,852	2,103,935	1,615	4,371	8,085,156	(1,168,487)[2]	10,614,442
Class C net asset value per share	$9.32	$10.17	$8.35	$22.68	$14.35	—	$14.35

Class Y net assets	$4,307,046	$3,813,959	$13,008,732	$596,284,560	$137,335,583	$(2,347)[1]	$754,747,533
Class Y shares outstanding	409,529	288,436	1,545,888	25,975,955	8,558,043	10,256,412 [2]	47,034,263
Class Y net asset value per share	$10.52	$13.22	$8.42	$22.96	$16.05	—	$16.05

1.	Pro forma net assets have been adjusted for the allocated portion of the Special Value Fund’s expenses to be incurred in connection with the Reorganization. The costs of the Reorganization have been allocated among all classes based on relative net assets of each class of the Special Value Fund.

2.	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Funds shareholder accounts based on the relative value of each Target Fund’s and the Acquiring Fund’s net asset value per share.

3.	Holders of Class B shares of the Small-Mid Special Value Fund will receive Class A shares of the Acquiring Fund upon the Closing of the Reorganization.

Dissenters’ Rights
          If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).
Shareholder Proposals
          The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time

26

before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.
WHERE TO FIND ADDITIONAL INFORMATION
          This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of the Funds’ registration statement, which contains the Funds’ prospectuses and the SAI, is 811-03826.
          Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy materials, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such materials may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

27

EXHIBIT A
Outstanding Shares of the Target Funds
          As of December 15, 2010, there were the following number of shares outstanding of each class of each Target Fund:

Target Fund/Share Class	Number of Shares Outstanding

A-1

EXHIBIT B
Ownership of the Target Funds
Significant Holders
          Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of each Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*
Name and Address				%

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of each Target Fund, the ownership of shares of a Target Fund by executive officers and Trustees of a Target Fund as a group constituted less than 1% of each outstanding class of shares of each Target Fund as of December 15, 2010.

B-1

EXHIBIT C
Ownership of the Acquiring Fund
Significant Holders
          Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*

Name and Address				%

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of December 15, 2010.

C-1

EXHIBIT D
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

D-1

Exhibit D
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the

Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the

Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-

assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.
     (i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

     (j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (k) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);
     (c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and
     (f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES
     9.1. Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.
10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.

By:

Name:
Title:
AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Equity Funds (Invesco Equity Funds), AIM Funds Group (Invesco Funds Group), AIM Growth Series (Invesco Growth Series), AIM International Mutual funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds) and AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By:

Name:
Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     (i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
     (viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor,

provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
     (x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

EXHIBIT E
FINANCIAL HIGHLIGHTS
Financial Highlights Information
          These financial highlight tables are intended to help you understand the Acquiring Fund’s and the Target Funds’ financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s prospectus and the Target Funds’ prospectuses which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus. The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for the Acquiring Fund and the U.S. Small/Mid Cap Value Fund and the most recent fiscal year end for the U.S. Small Cap Value Fund. The six-month semi-annual information is unaudited.
          The Acquiring Fund’s fiscal year end is March 31 and, accordingly, the Acquiring Fund’s financial highlights table below contains information for the six-month period ended September 30, 2010. The U.S. Small/Mid Cap Value Fund’s fiscal year end is December 31 and accordingly, the U.S. Small/Mid Cap Value Fund financial highlights table below contains information for the six-month period ended June 30, 2010. The U.S. Small Cap Value Fund’s fiscal year end is September 30 and accordingly, the U.S. Small Cap Value Fund financial highlights table below contains information for the fiscal year ended September 30, 2010. No supplemental information is provided for the Small-Mid Special Value Fund and Special Value Fund because the financial highlights table in each Fund’s current effective prospectus is as of April 30, 2010 and July 31, 2010, respectively.

Acquiring Fund — Invesco Van Kampen Small Cap Value Fund
          The following table presents financial highlights for a share of the Acquiring Fund outstanding for the period indicated.

	Net asset													Ratio of net
	value,		Net realized		Distributions						Net assets at	Ratio of		investment
	beginning		and	Total from	from net	Distributions		Net asset			end of the	expenses to		income (loss)
	of the	Net investment	unrealized	investment	investment	from net	Total	value, end of	Total		period	average net		to average net		Portfolio
	period	income (loss)(a)	gain (loss)	operations	income	realized gain	distributions	the period	return		(in millions)	assets		assets		turnover(d)

Class A
Six Months Ended September 30, 2010	$16.06	$0.02	$(0.18)	$(0.16)	-0-	-0-	-0-	$15.90	(1.00	)% (b)	$777.6	1.18	% (c)	0.21	% (c)	47%
Class B
Six Months Ended September 30, 2010	14.69	(0.03)	(0.16)	(0.19)	-0-	-0-	-0-	14.50	(1.29	)% (b)(e)	38.1	1.73	% (e)(f)	(0.37	)%(e)(f)	47%
Class C
Six Months Ended September 30, 2010	14.55	(0.04)	(0.16)	(0.20)	-0-	-0-	-0-	14.35	(1.37	)% (b)	116.0	1.93	% (g)	(0.54	)% (g)	47%
Class Y (h)
Six Months Ended September 30, 2010	16.19	0.04	(0.18)	(0.14)	-0-	-0-	-0-	16.05	(0.86	)% (b)	137.5	0.93	% (i)	0.46	% (i)	47%

(a)	Based on average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $734,116.

(d)	Portfolio turnover is calculated at the fund level and is not annualized.

(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.80%.

(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $41,714.

(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $112,632.

(h)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

(i)	Ratios are annualized and based on average daily net assets (000’s omitted) of $152,629.

Invesco U.S. Small/Mid Cap Value Fund
          The following table presents financial highlights for a share of the U.S. Small/Mid Cap Value Fund outstanding for the period indicated.

												Ratio of
											Ratio of	expenses to
											expenses to	average net	Ratio of
			Net losses on							Net assets,	average net	assets without	net
	Net asset		securities		Dividends	Distributions				end of	assets with fee	fee waivers	investment
	value,	Net	(both realized	Total from	from net	from net		Net asset		period	waivers and/or	and/or	loss to
	beginning of	investment	and	investment	investment	realized	Total	value, end	Total	(000s	expenses	expenses	average net	Portfolio
	period	loss(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	omitted)	absorbed(c)	absorbed(c)	assets(c)	turnover(d)

Class A
Six months ended 06/30/10	$7.80	$(0.01)	$(0.31)	$(0.32)	$—	$—	$—	$7.48	(4.10)%	$75	1.39%	1.40%	(0.29)%	35%
Class B
Six months ended 06/30/10(e)	7.77	(0.01)	(0.28)	(0.29)	—	—	—	7.48	(3.73)	10	2.26	2.26	(1.16)	35
Class C
Six months ended 06/30/10(e)	7.77	(0.01)	(0.28)	(0.29)	—	—	—	7.48	(3.73)	10	2.26	2.26	(1.16)	35
Class Y
Six months ended 06/30/10	7.82	(0.00)	(0.30)	(0.30)	—	—	—	7.52	(3.84)	12,432	1.14	1.15	(0.04)	35

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $93, $2, $2 and $21,158 for Class A, Class B, Class C and Class Y shares, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized.

(e)	Commencement date of June 1, 2010 for Class B and Class C shares.

Invesco U.S. Small Cap Value Fund
          The following table presents financial highlights for a share of the U.S. Small Cap Value Fund outstanding for the period indicated.

Ratio of
expenses
											to		Ratio of
											average		expenses to
			Net gains								net		average
			on								assets		net assets
			securities							Net assets,	with fee		without fee		Ratio of net
	Net asset	Net	(both	Total	Dividends	Distributions		Net asset		end of	waivers		waivers		investment
	value,	investment	realized	from	from net	from net		value,		period	and/or		and/or		income (loss)
	beginning	income	and	investment	investment	realized	Total	end of	Total	(000s	expenses		expenses		to average net		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	period(b)	Return	omitted)	absorbed		absorbed		assets		turnover(c)

Class A
Year Ended September 30, 2010	$19.97	$0.01	$2.75	$2.76	$—	$—	$—	$22.73	13.82%	$158,362	1.05	%(d)	1.06	%(d)	0.06	(d)	69%
Class B (e)
Year Ended September 30, 2010	21.64	(0.05)	1.08	1.03	$—	$—	$—	22.67	4.76	116	1.73	(d)	1.73	(d)	(0.62	)(d)	69%
Class C (e)
Year Ended September 30, 2010	21.64	(0.05)	1.08	1.03	$—	$—	$—	22.67	4.76	99	1.73	(d)	1.73	(d)	(0.62	)(d)	69%
Class Y
Year Ended September 30, 2010	20.11	0.07	2.77	2.84	$—	$—	$—	22.95	14.12	595,685	0.80	(d)	0.81	(d)	0.31	(d)	69%

(a)	Calculated using average shares outstanding.

(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.

(c)	Portfolio turnover is calculated at the fund level.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $146,548, $50, $46 and $607,184 for Class A, Class B, Class C and Class Y shares, respectively.

(e)	Commencement date of June 1, 2010.

December 30, 2010
Dear Shareholder,
On June 1, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments.
The Invesco and Van Kampen/Morgan Stanley retail investment capabilities were highly complementary, enabling Invesco to provide a more balanced product offering to Invesco Funds’ shareholders. As a result of the combination, Invesco gained investment talent for a number of investment strategies, including U.S. Value Equity, U.S. Small Cap Growth Equity, Tax-Free Municipals, Bank Loans and others. With this enhanced expertise and a comprehensive range of diverse investment capabilities, Invesco is better positioned than ever to meet the needs of investors across the U.S. and around the globe.
Since June 1, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
As the next step in the process of integrating the combined business, the Invesco Funds Boards have approved a realignment of fund offerings, subject to shareholder approval. If approved by shareholders, the proposed realignment will:
▪	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

▪	Reduce overlap in the product lineup to help lower costs for shareholders; and

▪	Build a solid foundation for further growth to meet client and shareholder needs.
In addition, most Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in total expense ratio, decreasing the cost of their investment. In cases where management fee expenses are scheduled to increase as a result of a proposed reorganization, Invesco has instituted a cap on the total expense ratio of the Acquiring Fund intended to provide an expense ratio that is at or near the lowest current expense ratio of all Target Funds in each proposed set of reorganizations (excluding certain investment-related costs) for a period of time post reorganization.
The independent trustees of your Board believe that the reorganization proposed in this proxy is in the best interest of your Fund and the attached proxy seeks your vote in favor of the proposed reorganization.
Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-959-4226. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.
Sincerely,
Mr. Philip Taylor
President and Principal Executive Officer

AIM SECTOR FUNDS (Invesco Sector Funds)
AIM EQUITY FUNDS (Invesco Equity Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 14, 2011
     A joint special meeting (the “Meeting”) of the shareholders of the series of AIM Sector Funds (Invesco Sector Funds) (“AIM Sector Funds”) and AIM Equity Funds (Invesco Equity Funds) (“AIM Equity Funds” and, together with AIM Sector Funds, the “Target Trusts”) identified below will be held on April 14, 2011 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:
To approve an Agreement and Plan of Reorganization between each “Target Fund” listed below and Invesco Van Kampen Comstock Fund (the “Acquiring Fund”), a series of AIM Sector Funds (the “Acquiring Trust”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).
The Target Funds and the Acquiring Fund involved in each proposed Reorganization are:

Target Funds	Acquiring Fund
Invesco Large Cap Basic Value Fund	Invesco Van Kampen Comstock Fund
Invesco Value Fund
Invesco Value II Fund
     Shareholders of record as of the close of business on January 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each Target Fund will vote separately on the proposal, and the proposal will be effected as to a particular Target Fund only if that Fund’s shareholders approve the proposal.
     The Boards of Trustees of the Target Trusts (the “Board”) request that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.
     The Board recommends that you cast your vote FOR the above proposal as described in the Joint Proxy Statement/Prospectus.
     Some shareholders hold shares in more than one Target Fund and may receive proxy cards or proxy materials for each such Target Fund. Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.
     Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

Mr. Philip Taylor
President and Principal Executive Officer
December 30, 2010

AIM SECTOR FUNDS (Invesco Sector Funds)
AIM EQUITY FUNDS (Invesco Equity Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
JOINT PROXY STATEMENT/PROSPECTUS
December 30, 2010
Introduction
     This Joint Proxy Statement/Prospectus contains information that shareholders of the Invesco Large Cap Basic Value Fund, (the “Basic Value Fund”), a series of AIM Equity Funds (Invesco Equity Funds) (“AIM Equity Funds”), Invesco Value Fund (the “Value Fund”), a series of AIM Sector Funds (Invesco Sector Funds) (“AIM Sector Funds”), and Invesco Value II Fund, (the “Value II Fund”), a series of AIM Sector Funds (together, with AIM Equity Funds, the “Target Trusts”) should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. The Basic Value Fund, Value Fund and Value II Fund are each referred to herein as a “Target Fund” and, together, as the “Target Funds.” This document is both the proxy statement of the Target Funds and also a prospectus for Invesco Van Kampen Comstock Fund (the “Acquiring Fund”), which is a series of AIM Sector Funds (the “Acquiring Trust”). Each Target Fund and the Acquiring Fund are a series of a registered open-end management investment company. The Target Funds and Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”
     A special meeting of the shareholders of the Target Funds (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 14, 2011 at 3:00 p.m., Central time. At the Meeting, shareholders of each Target Fund will be asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization between each Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).
     The total value of the Acquiring Fund shares of each class that shareholders will receive in a Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations.
     The Boards of Trustees of the Target Trusts (the “Board”) have fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card will be mailed on or about January 19, 2011 to all shareholders eligible to vote on a Reorganization.
     The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of each Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of a Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for that Fund.
     This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.

     Additional information about the Funds is available in the:
•	Prospectuses for the Target Funds and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Funds and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Fund.
     These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectuses of the Target Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The Target Funds’ prospectuses, the most recent annual reports to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual reports to shareholders of the Target Funds have been previously mailed to shareholders and are available on the Target Funds’ website at www.invesco.com.
     Copies of all of these documents are available upon request without charge by visiting or writing to the Target Funds, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.
     You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

i

Page
Exhibits

EXHIBIT A Outstanding Shares of the Target Funds	A-1
EXHIBIT B Ownership of the Target Funds	B-1
EXHIBIT C Ownership of the Acquiring Fund	C-1
EXHIBIT D Form of Agreement and Plan of Reorganization	D-1
EXHIBIT E Financial Highlights	E-1
     No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
     Shareholders of each Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
     The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Joint Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.
On what am I being asked to vote?
     As a shareholder of a Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.
     If shareholders of a Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.
Has my Fund’s Board of Trustees approved the Reorganizations?
     Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganizations. The Board recommends that shareholders of each Target Fund vote in favor of the Agreement.
What are the reasons for the proposed Reorganizations?
     On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
     In considering the Reorganizations and the Agreement, the Board considered these and other factors in concluding that the Reorganizations would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” section below.
What effect will a Reorganization have on me as a shareholder?
     Immediately after a Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Funds and the Acquiring Fund are described in this Joint Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Joint Proxy

1

Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.
How do the Funds’ investment objectives, principal investment strategies and risks compare?
     The Acquiring Fund and the Target Funds have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.
Investment Objectives

Basic Value Fund	Acquiring Fund

The Fund’s investment objective is long-term growth of capital.

Value Fund

The Fund’s investment objective is total return.

Value II Fund

The Fund’s investment objective is above-average total return over a market cycle of three to five years.	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
     The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Funds, although the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the Target Funds. As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of a Target Fund, although the risks of the Funds may not be exactly the same. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of each Target Fund and the Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
     The tables below provide a summary comparison of the expenses of each Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganizations. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown.
     None of the Reorganizations are contingent upon shareholder approval of any other Reorganization. For multi-Fund Reorganizations, it is anticipated that the same expense ratio will be achieved for the Acquiring Fund if any one or all of the Reorganizations are approved and implemented.

2

Expense Tables and Expense Examples*

						Combined Pro
	Current					Forma
					Acquiring	Target Funds
	Target Funds				Fund	+
					Invesco Van	Acquiring Fund
	Invesco Large	Invesco Large		Invesco	Kampen	(assumes all three
	Cap Basic	Cap Basic	Invesco Value	Value II	Comstock	Reorganizations
	Value Fund	Value Fund	Fund	Fund	Fund	are completed)
	Class A	Investor Class	Class A	Class A	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.50%	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.42%	0.50%	0.39%	0.39%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.81%	0.81%	0.58%[1]	0.22%[1]	0.25%[1]	0.25%
Total Annual Fund Operating Expenses	1.66%	1.66%	1.25%[1]	0.97%[1]	0.89%[1]	0.89%[2]

					Combined Pro
	Current				Forma
					Target Funds
					+
	Target Funds			Acquiring Fund	Acquiring Fund
				Invesco Van	(assumes all three
	Invesco Large Cap	Invesco Value	Invesco Value II	Kampen Comstock	Reorganizations
	Basic Value Fund	Fund	Fund	Fund	are completed)
	Class B	Class B	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%	5.00%	5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.42%	0.50%	0.39%	0.39%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	0.25%[3]	0.25%[3]
Other Expenses	0.81%	0.58%[1]	0.22%[1]	0.25%[1]	0.25%
Total Annual Fund Operating Expenses	2.41%	2.00%[1]	1.72%[1]	0.89%[1]	0.89%[2]

3

					Combined Pro
	Current				Forma
					Target Funds
					+
	Target Funds			Acquiring Fund	Acquiring Fund
				Invesco Van	(assumes all three
	Invesco Large Cap	Invesco Value	Invesco Value II	Kampen Comstock	Reorganizations
	Basic Value Fund	Fund	Fund	Fund	are completed)
	Class C	Class C	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.42%	0.50%	0.39%	0.39%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.81%	0.58%[1]	0.22%[1]	0.25%[1]	0.25%
Total Annual Fund Operating Expenses	2.41%	2.00%[1]	1.72%[1]	1.64%[1]	1.64%[2]

	Current		Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Target Fund	Acquiring Fund	(assumes all three
		Invesco Van Kampen	Reorganizations are
	Invesco Large Cap Basic Value Fund	Comstock Fund	completed)
	Class R	Class R	Class R
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.39%	0.39%
Distribution and Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.81%	0.25%[1]	0.25%
Total Annual Fund Operating Expenses	1.91%	1.14%[1]	1.14%[2]

4

Combined Pro
	Current				Forma
Target Funds
+
	Target Funds			Acquiring Fund	Acquiring Fund
				Invesco Van	(assumes all three
	Invesco Large Cap	Invesco Value	Invesco Value II	Kampen Comstock	Reorganizations
	Basic Value Fund	Fund	Fund	Fund	are completed)
	Class Y	Class Y	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.42%	0.50%	0.39%	0.39%
Distribution and Service (12b-1) Fees	None	None	None	None	None
Other Expenses	0.81%	0.58%[1]	0.22%[1]	0.25%[1]	0.25%
Total Annual Fund Operating Expenses	1.41%	1.00%[1]	0.72%[1]	0.64%[1]	0.64%[2]

	Current		Combined Pro Forma
Target Fund
+
Acquiring Fund
	Target Fund	Acquiring Fund	(assumes all three
		Invesco Van Kampen	Reorganizations are
	Invesco Large Cap Basic Value Fund	Comstock Fund	completed)
	Institutional Class	Institutional Class	Institutional Class
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.39%	0.39%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.22%	0.15%[1]	0.05%
Total Annual Fund Operating Expenses	0.82%	0.54%[1]	0.44%[2]

5

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Funds’ current prospectuses) of the Basic Value Fund (October 31, 2009), Value Fund (September 30, 2009), Value II Fund (September 30, 2009) and the Acquiring Fund (December 31, 2009). Pro forma numbers are estimated as if the Reorganization had been completed as of January 1, 2009 and do not include the estimated costs of the Reorganization. The estimated Reorganization costs that the Basic Value Fund, the Value Fund and the Value II Fund will bear are $110,000, $140,000 and $90,000, respectively. Invesco Advisers estimates that shareholders of the Basic Value Fund, the Value Fund and the Value II Fund will recoup these costs through reduced expenses in two months or less, five months or less, and twelve months or less, respectively. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganizations” below.

1.	Based on estimated amounts for the current fiscal year.

2.	Effective upon the closing of the Reorganization, Invesco Advisers has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.89%, Class B shares to 1.64%, Class C shares to 1.64% , Class R shares to 1.14%, Class Y shares to 0.64% and Institutional Class shares to 0.64% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

3.	Reflects actual 12b-1 fees currently paid under the Acquiring Fund’s 12b-1 Plan. Maximum 12b-1 fees payable under the Plan are 1.00%.
Expense Example
     This Example is intended to help you compare the costs of investing in different classes of a Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.
     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

6

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Invesco Large Cap Basic Value Fund (Target Fund) — Class A	$709	$1,045	$1,403	$2,407
Invesco Large Cap Basic Value Fund (Target Fund) — Investor Class	$169	$523	$902	$1,965
Invesco Value Fund (Target Fund) — Class A	$670	$925	$1,199	$1,978
Invesco Value II Fund (Target Fund) — Class A	$644	$842	$1,057	$1,674
Invesco Van Kampen Comstock Fund (Acquiring Fund) — Class A	$636	$830	$1,016	$1,586
Combined Pro forma Target Funds + Acquiring Fund — Class A (assuming all three Transactions are completed)	$636	$818	$1,016	$1,586

Invesco Large Cap Basic Value Fund (Target Fund) — Class B	$744	$1,051	$1,485	$2,561
Invesco Large Cap Basic Value Fund (Target Fund) — Class B (if you did not redeem your shares)	$244	$751	$1,285	$2,561
Invesco Value Fund (Target Fund) — Class B	$703	$927	$1,278	$2,134
Invesco Value Fund (Target Fund) — Class B (if you did not redeem your shares)	$203	$627	$1,078	$2,134
Invesco Value II Fund (Target Fund) — Class B	$675	$842	$1,133	$1,831
Invesco Value II Fund (Target Fund) — Class B (if you did not redeem your shares)	$175	$542	$933	$1,831
Invesco Van Kampen Comstock Fund (Acquiring Fund) — Class B1	$591	$584	$693	$1,096
Invesco Van Kampen Comstock Fund (Acquiring Fund) — Class B (if you did not redeem your shares) [1]	$91	$284	$493	$1,096
Combined Pro forma Target Funds + Acquiring Fund — Class B (assuming all three Transactions are completed) [1]	$591	$584	$693	$1,096
Combined Pro forma Target Funds + Acquiring Fund — Class B (assuming all three Transactions are completed) (if you did not redeem your shares) [1]	$91	$284	$493	$1,096

Invesco Large Cap Basic Value Fund (Target Fund) — Class C	$344	$751	$1,285	$2,746
Invesco Large Cap Basic Value Fund (Target Fund) — Class C (if you did not redeem your shares)	$244	$751	$1,285	$2,746
Invesco Value Fund (Target Fund) — Class C	$303	$627	$1,078	$2,327
Invesco Value Fund (Target Fund) — Class C (if you did not redeem your shares)	$203	$627	$1,078	$2,327
Invesco Value II Fund (Target Fund) — Class C	$275	$542	$933	$2,030
Invesco Value II Fund (Target Fund) — Class C (if you did not redeem your shares)	$175	$542	$933	$2,030
Invesco Van Kampen Comstock Fund (Acquiring Fund) — Class C	$267	$529	$892	$1,944
Invesco Van Kampen Comstock Fund (Acquiring Fund) — Class C (if you did not redeem your shares)	$167	$529	$892	$1,944
Combined Pro forma Target Funds + Acquiring Fund — Class C (assuming all three Transactions are completed)	$267	$517	$892	$1,944
Combined Pro forma Target Funds + Acquiring Fund — Class C (assuming all three Transactions are completed) (if you did not redeem your shares)	$167	$517	$892	$1,944

Invesco Large Cap Basic Value Fund (Target Fund) — Class R	$194	$600	$1,032	$2,233
Invesco Van Kampen Comstock Fund (Acquiring Fund) — Class R	$116	$374	$628	$1,386
Combined Pro forma Target Fund + Acquiring Fund — Class R (assuming all three Transactions are completed)	$116	$362	$628	$1,386

Invesco Large Cap Basic Value Fund (Target Fund) — Class Y	$144	$446	$771	$1,691
Invesco Value Fund (Target Fund) — Class Y	$102	$318	$552	$1,225

7

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Invesco Value II Fund (Target Fund) — Class Y	$74	$230	$401	$894
Invesco Van Kampen Comstock Fund (Acquiring Fund) — Class Y	$65	$217	$357	$798
Combined Pro forma Target Funds + Acquiring Fund — Class Y (assuming all three Transactions are completed)	$65	$205	$357	$798

Invesco Large Cap Basic Value Fund (Target Fund) — Institutional Class	$84	$262	$455	$1,014
Invesco Van Kampen Comstock Fund (Acquiring Fund) — Institutional Class	$47	$160	$302	$677
Combined Pro forma Target Fund + Acquiring Fund — Investor Class (assuming all three Transactions are completed)	$45	$141	$246	$555

1.	Reflects actual 12b-1 fees currently paid under the Acquiring Fund’s 12b-1 Plan. Maximum 12b-1 fees payable under the Plan are 1.00%.
     The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.
     For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.
How do the performance records of the Funds compare?
     The performance history of each Fund for certain periods as of September 30, 2010 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund as of September 30, 2010. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.
Average Annual Total Returns*

	1 Year	5 Years	10 Years

Invesco Van Kampen Comstock Fund (Acquiring Fund) — Class A (inception date: 10/07/1968)[1]	3.12%	-0.71%
Return Before Taxes	2.67%	-1.57%
Return After Taxes on Distributions	2.06%	-0.61%	3.11%
Return After Taxes on Distributions and Sale of Fund Shares			2.10%
			2.38%

Invesco Large Cap Basic Value Fund (Target Fund) — Class A (inception date: 06/30/1999)	-2.82%	-5.20%
Return Before Taxes	-2.89%	-5.65%
Return After Taxes on Distributions	-1.74%	-4.21%	-0.90%
Return After Taxes on Distributions and Sale of Fund Shares			-1.16%
			-0.70%

8

	1 Year	5 Years	10 Years

Invesco Value Fund (Target Fund) — Class A (inception date: 11/25/1998)[2]	4.12%	0.35%
Return Before Taxes	3.89%	-0.29%
Return After Taxes on Distributions	2.96%	0.31%	2.91%
Return After Taxes on Distributions and Sale of Fund Shares			2.55%
			2.52%

Invesco Value II Fund (Target Fund) — Class A (inception date: 07/17/1996)[2]	3.20%	0.49%
Return Before Taxes	2.79%	-0.53%
Return After Taxes on Distributions	2.16%	0.39%	4.24%
Return After Taxes on Distributions and Sale of Fund Shares			3.55%
			3.59%

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

1.	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the Acquiring Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Acquiring Fund. The returns of the Acquiring Fund are different from the predecessor fund as they had different expenses and sales charges.

2.	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of predecessor funds that, for the Value Fund, was advised by Morgan Stanley Investment Advisors Inc. and, for the Value II Fund, was advised by Morgan Stanley Investment Management, Inc. and were reorganized into the Target Funds on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Target Funds. The returns of the Target Funds are different from the predecessor funds as they had different expenses and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
How do the management, investment adviser and other service providers of the Funds compare?
     Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The advisory fee of the Acquiring Fund is lower than the advisory fee of the Basic Value Fund. The advisory fee of the Acquiring Fund is the same as the advisory fee of the Value II Fund. The advisory fee of the Acquiring Fund is higher than the advisory fee of the Value Fund. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.
     The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;	•	Invesco Hong Kong Limited;
•	Invesco Asset Management Limited;	•	Invesco Asset Management (Japan) Limited;
•	Invesco Australia Limited;	•	Invesco Senior Secured Management, Inc.; and
•	Invesco Trimark Ltd.

9

     Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.
How do the Funds’ purchase and redemption procedures and exchange policies compare?
     The purchase and redemption procedures and exchange policies are the same as those of the corresponding class of the Acquiring Fund.
How do the Funds’ sales charges and distribution arrangements compare?
     The sales charges and sales charge exemptions for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund. However, as part of the Reorganization Investor Class shareholders of the Basic Value Fund will receive Class A shares of the Acquiring Fund. Class A shares have a different sales load structure. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”
Will the Acquiring Fund have different portfolio managers than a corresponding Target Fund?
     No. The portfolio management team for each Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Joint Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
     Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds anticipate receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganizations. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganizations only.
When are the Reorganizations expected to occur?
     If shareholders of a Target Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2011.
How do I vote on the Reorganizations?
     There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Joint Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.
What will happen if shareholders of a Target Fund do not approve the Reorganization?
     If the shareholders of a Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for such Target Fund. The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization.

10

What if I do not wish to participate in the Reorganization?
     If you do not wish to have your shares of your Target Fund exchanged for shares of the Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.
Why are you sending me the Joint Proxy Statement/Prospectus?
     You are receiving this Joint Proxy Statement/Prospectus because you own shares in one or more Target Funds as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund. This Joint Proxy Statement/Prospectus contains information that shareholders of the Target Funds should know before voting on the proposed Reorganizations. This document is both a proxy statement of the Target Funds and also a prospectus for the Acquiring Fund.
Where can I find more information about the Funds and the Reorganizations?
     Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations or how to vote, please call Invesco Client Services at 1-800-959-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
     The following section compares the principal investment strategies of each Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
          The investment strategies of the Acquiring Fund and Target Funds are similar. Under normal market conditions, the Adviser, each Fund’s investment adviser, seeks to achieve the Acquiring Fund’s investment objective by investing in a portfolio of equity securities, consisting principally of common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the Acquiring Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. The Basic Value Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization issuers. The Value Fund normally invests at least 65% of its assets in common stocks that the Adviser believes are undervalued and currently not being recognized within the marketplace. The Value II Fund invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. However, up to 35% of the Value Fund’s assets may be invested in (i) convertible securities; (ii) investment grade fixed-income securities; and (iii) U.S. government securities.
          The Acquiring Fund emphasizes a value style of investing, seeking well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. Each Target Fund also emphasizes a value style of investing. The Acquiring Fund and Value II Fund may invest up to 10% of their total assets in real estate investment trusts (“REITs”). The Value Fund may invest up to 15% of its net assets in REITs.
     The Acquiring Fund may invest up to 25% of its total assets in securities of foreign issuers. The Basic Value Fund may invest up to 25% of its total assets in foreign securities. The Value

11

Fund’s stock investments may include foreign securities held either directly or in the form of depositary receipts. However, the Value Fund may only invest up to 25% of its net assets in foreign securities that are not listed in the United States on a national securities exchange. The Value II Fund may invest, to a limited extent, in equity securities of foreign issuers, including issuers located in emerging market or developing countries and securities of foreign companies listed in the United States on a national exchange. The securities in which the Value II Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.
     The Acquiring Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In complying with its 80% investment requirement, the Basic Value Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, ETFs and American Depositary Receipts. These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio. Derivatives used by the Value II Fund include futures contracts, options contracts, forward contracts and swaps, and sometimes offer the most economical way of pursuing an investment strategy, limiting risks or enhancing returns, although there is no guarantee of success.
The Value II Fund may purchase stocks that do not pay dividends.
     The Acquiring Fund’s portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change. The Basic Value Fund’s portfolio managers will consider selling a security if a more attractive investment opportunity is identified, a security is trading near or above the portfolio managers’ estimate of fair value or there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated fair value. The Adviser sells a security when it believes that it no longer fits the Value Fund’s investment criteria. In determining whether securities of the Value II Fund should be sold, the Adviser considers fair valuations and deteriorating fundamentals.
Comparison of Principal Risks of Investing in the Funds
     The table below describes the principal risks that may affect each Fund’s investment portfolio. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.
Acquiring Fund Target Funds

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
Basic Value Fund Value Fund

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Basic Value Fund Value Fund

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Principal Risk	Funds Subject to Risk
Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index.
Basic Value Fund

Value Investing. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets.
Acquiring Fund Target Funds

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Value II Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Value II Fund’s investments.
Acquiring Fund Target Funds

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Basic Value Fund Value Fund

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.	Acquiring Fund Basic Value Fund Value II Fund

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.	Basic Value Fund

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.	Acquiring Fund Target Funds

Small- and Medium-Sized Companies Risk. During an overall stock market decline, stock prices of small- or medium-sized companies often fluctuate more than stock prices of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies and may be less liquid than larger-sized companies. In addition, small- and medium-sized companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.
Acquiring Fund

Securities of Small Companies. Investments in smaller companies may involve greater risk than investments in larger, more established companies. The securities issued by smaller companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, smaller companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.
Value II Fund

Risks of Investing in Real Estate Investment Trusts (REITs). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, REITs depend upon
Acquiring Fund Value Fund Value II Fund

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Principal Risk	Funds Subject to Risk
specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Investments in REITs may involve duplication of management fees and certain other expenses.

Risks of Using Derivative Instruments. Derivative transactions involve risks different from direct investments in underlying securities. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.
Acquiring Fund Basic Value Fund Value II Fund

Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks.
Acquiring Fund Target Funds

Leveraging Risk. Certain transactions may give rise to a form of leverage. To mitigate leveraging risk, the Fund will earmark liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking requirements. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Acquiring Fund Basic Value Fund Value II Fund

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.
Value Fund
Comparison of Fundamental and Non-Fundamental Investment Restrictions
     Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities.
     The Basic Value Fund has a non-fundamental investment restriction that requires the Fund to invest, under normal circumstances, at least 80% of its assets in securities of large-capitalization companies. The Acquiring Fund has a non-fundamental investment restriction that requires the Fund to invest, under normal market conditions, at least 80% of its assets in common stocks at the time of investment.
     The Value Fund and the Value II Fund do not have a similar provision as a non-fundamental investment restriction.

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     Except as noted above, the fundamental and non-fundamental investment restrictions of the Target Funds and those of the Acquiring Fund are substantially the same. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board.
     Both the Target Funds and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of each Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.
Comparison of Share Classes and Distribution Arrangements
     Shares of each class of a Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with each Target Fund share class as well as the different distribution arrangements among the various share classes.
     Class Structure. The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.
     The share classes offered by the Target Funds and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with a Reorganization are as follows:

Basic Value Fund – Share Classes	Acquiring Fund Share Classes
A	A
B	B
C	C
Y	Y
R	R
Investor	A
Institutional	Institutional

Value Fund – Share Classes	Acquiring Fund Share Classes
A	A
B	B
C	C
Y	Y

Value II Fund – Share Classes	Acquiring Fund Share Classes
A	A
B	B
C	C
Y	Y
None of the Funds currently offer Class B shares to new investors. Existing investors of a Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with a Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.

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     Sales Charges. Class A shares of the Acquiring Fund can be purchased at the public offering price, which includes an initial sales charge ranging from 5.50% to zero, depending on the amount of your investment. The Acquiring Fund offers reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances, which are similar between the Funds. The prospectuses and statements of additional information of the Funds describe in detail these reductions and waivers. Target Fund shareholders who hold Investor Class shares will receive Class A shares of the Acquiring Fund.
     You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge. Investor Class shareholders who receive Class A shares of the Acquiring Fund will be eligible to purchase additional Class A shares without paying an initial sales charge.
     The sales charge schedule (if any) of the other share classes of the Target Funds are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Fund. The Funds’ prospectuses describe the principal sales charges applicable to each such share class.
     Distribution Fees. The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class B, Class C and Class R shares. Class Y, Investor Class and Institutional Class shares of the Funds are not subject to the Distribution Plans.
     Pursuant to the Distribution Plans, the Basic Value Fund is authorized to make payments to Invesco Distributors, Inc. (“IDI”), the Funds’ principal underwriter, in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of 0.25% of the Target Fund’s average daily net assets attributable to Class A shares, at the annual rate of 1.00% of the Target Fund’s average daily net assets attributable to Class B and Class C shares, and at the annual rate of 0.50% of the Target Fund’s average net assets attributable to Class R shares. Amounts received by IDI may be spent for activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.
     The Distribution Plans for the Acquiring Fund and Value Fund are similar to the Distribution Plans of the Basic Value Fund and Value II Fund, however, IDI may be reimbursed from the Acquiring Fund and Value Fund only up to the amount each has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders, up to the same limits as the Basic Value Fund’s and Value II Fund’s Distribution Plans (i.e., 0.25% for Class A shares, 1.00% for Class B and Class C shares and 0.50% for Class R shares). This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.
     The fee table under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Joint Proxy Statement/Prospectus describes the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Distribution Plans following the Reorganizations.
Comparison of Purchase and Redemption Procedures
     The purchase procedures employed by the Target Funds and the Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial

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and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Joint Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C, Class Y and Investor Class shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). There is no minimum investment required to purchase Class R shares. Institutional Class shares of the Acquiring Fund and Basic Value Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment. The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with a Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.
Comparison of Distribution Policies
     The Basic Value Fund and Value Fund declare and pay dividends of net investment income, if any, annually. The Value II Fund and Acquiring Fund declare and pay dividends of net investment income, if any, quarterly. Each Fund declares and pays capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.
Forms of Organization and Securities to be Issued
     Each Target Fund is a series of the Target Trusts and the Acquiring Fund is a series of the Acquiring Trust (together, with the Target Trusts, the “Trusts”), each of which is a Delaware statutory trust. In addition, the Trusts’ governing instruments, including a declaration of trust and bylaws, are substantially the same. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Funds and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.
Pending Litigation
     Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.
Where to Find More Information
     For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.

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THE PROPOSED REORGANIZATIONS
Summary of Agreement and Plan of Reorganization
     The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Joint Proxy Statement/Prospectus.
     With respect to each Reorganization, if shareholders of a Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.
     The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization depend on the class or classes of Target Fund shares that shareholders hold described above under “Comparison of Share Classes and Distribution Arrangements.”
     Each Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganizations.
     If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur in the second quarter of 2011 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
     If shareholders of a Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Board Considerations in Approving the Reorganizations
     As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
     Because of the large number of proposed reorganizations, each Board of Trustees of the Invesco Funds created an ad hoc committee comprised of both Invesco Fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committee”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganizations. Two separate meetings of the full Board were also held to review and consider the Reorganizations, including presentations by the

18

Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act of the Trust (the “Independent Trustees”), held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganizations, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.
     The Board considered the potential benefits and costs of a Reorganization to each Target Fund, the Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for each Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to each Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base; and (ii) the expected tax free nature of the Reorganizations for each Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the reorganizations to rationalize the Invesco funds to enable IDI to better focus on the combined funds to promote additional asset growth.
     The Board further considered that (i) Target Fund shareholders would become shareholders of a Fund with a lower effective management fee; (ii) the Acquiring Fund’s management fee is higher than the Value Fund’s management fee and that the lower effective management fee for the Value Fund is solely a result of the combined assets triggering additional fee breakpoints; (iii) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses through June 30, 2012 so that such expenses do not exceed an agreed upon cap as set forth in the fee tables above; and (iv) the Funds have the same portfolio management team.
     Based upon the information and considerations described above, the Board, on behalf of the Target Funds and the Acquiring Fund, approved each of the Reorganizations in order to combine each Target Fund with a similar fund in terms of investment strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganizations. The Board concluded that the Reorganization is in the best interests of each Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Funds or the Acquiring Fund from the Reorganization. Consequently, the Board approved the Agreement and each of the Reorganizations on October 27, 2010.
Federal Income Tax Considerations
     The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
     Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into the Acquiring Fund are as follows:

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•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
     Neither the Target Funds nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.”
     Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, each Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely effect any other Reorganization.
     Prior to the Closing of each Reorganization, each Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2011 calendar year and would be taxable to shareholders in such year.
     The tax attributes, including capital loss carryovers, of the Target Funds move to the Acquiring Fund in the Reorganizations. The capital loss carryovers of the Target Funds and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of the Target Funds, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of each Target Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. In the case of a Target Fund with net unrealized built-in gains at the time of Closing of the Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of another Fund. Third, the capital losses of a Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization causes a Target Fund’s tax year to close early in the

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year of the Reorganization. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of a Target Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

	Basic Value
	Fund	Value Fund	Value II Fund	Acquiring Fund
	(000,000s)	(000,000s)	(000,000s)	(000,000s)
	at 4/30/2010	at 3/31/2010	at 3/31/2010	at 6/30/2010
Aggregate capital loss carryovers on a tax basis (1)	$(48.0)	$(19.8)	$(32.3)	$(3,165.2)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	$14.0	$(4.9)	$(7.0)	$(1,007.4)
Aggregate Net Asset Value	$174.6	$111.5	$180.1	$7,413.5
Approximate annual limitation (2)	$6.9	$4.4	$7.2	N/A

(1)	Includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

(2)	Based on the long-term tax-exempt rate for ownership changes during October 2010 of 3.98%.
     Based upon the Basic Value Fund’s, Value Fund’s, and Value II Fund’s capital loss positions at April 30, 2010, March 31, 2010, and March 31, 2010 respectively, the annual limitations on the use of each Fund’s aggregate capital loss carryovers may not prevent the combined Fund from utilizing a substantial portion of such losses, albeit over a period of time. However, the effect of these annual limitations may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The aggregate capital loss carryovers of the Acquiring Fund may continue to be available. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Funds post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.
     In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than a Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The unrealized appreciation (depreciation) in value of investments of each Target Fund on a tax basis as a percentage of its net asset value is 8% for the Basic Value Fund at April 30, 2010, (4%) for the Value Fund at March 31, 2010, and (4%) for the Value II Fund at March 31, 2010, compared to the Acquiring Fund at June 30, 2010 of (14%), and on a combined basis of (13%).
     After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.
Costs of the Reorganizations
     The total cost of a Reorganization to be paid by each Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganizations for each Target Fund, as well as the estimated proxy solicitation costs for the Target Funds, which are part of the total Reorganization costs, are set forth in the table below.

			Estimated Portion
			of Total
			Reorganization
			Costs to be Paid
	Estimated Proxy	Estimated Total	by the Target
	Solicitation Costs	Reorganization Costs	Funds
Invesco Large Cap Basic Value Fund	$70,000	$110,000	$110,000
Invesco Value Fund	$93,000	$140,000	$140,000
Invesco Value II Fund	$44,000	$90,000	$90,000

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     The costs of a Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from a Reorganization.
VOTING INFORMATION
Joint Proxy Statement/Prospectus
     We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
     This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about January 19, 2011 to all shareholders entitled to vote. Shareholders of record of the Target Funds as of the close of business on January 14, 2011 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Funds on December 15, 2010, can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.
     Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing at the address of the Target Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.
Quorum Requirement and Adjournment
     A quorum of shareholders is necessary to hold a valid shareholder meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
     Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.
     Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

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Vote Necessary to Approve the Agreement
     The Board has unanimously approved the Agreement, subject to shareholder approval. For the Basic Value Fund and Value II Fund, provided that a quorum is present, shareholder approval of a Reorganization requires the affirmative vote of a majority of the shares cast by shareholders of each Fund. For the Value Fund, shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Value Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Value Fund.
     Abstentions are counted as present for purposes of determining quorum but are not considered votes cast at the Meeting. As a result, for the Basic Value Fund and Value II Fund, abstentions will not impact the outcome of the shareholder vote. For the Value Fund, abstentions will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the Value Fund.
Proxy Solicitation
     The Target Funds have engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganization” section of this Joint Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Funds or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Funds’ officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
     Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.
Other Meeting Matters
     Management is not aware of any matters to be presented at the Meeting other than as discussed in this Joint Proxy Statement/Prospectus. Under each Target Fund’s bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice; and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
Share Ownership by Large Shareholders, Management and Trustees
     A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of each Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.
     Information regarding the ownership of shares of the Target Funds and the Acquiring Fund by the Trustees and executive officers of the Trusts can be found at Exhibits B and C.
OTHER MATTERS
Capitalization
     The following table sets forth as of September 30, 2010, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the corresponding Target Funds. The pro forma capitalization column in the table assumes that all of the Reorganizations have taken place. The capitalizations of the Target Funds, the Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

23

	Invesco
	Large Cap			Invesco Van
	Basic	Invesco	Invesco	Kampen
	Value	Value	Value II	Comstock
	Fund	Fund	Fund	Fund
	(Target	(Target	(Target	(Acquiring	Pro Forma	Acquiring Fund
	Fund)	Fund)	Fund)	Fund)	Adjustments	(pro forma)

Net assets (all classes)[1]	$83,301,173	$99,671,110	$165,681,694	$7,975,314,431	$(340,000)[2]	$8,323,628,408

Class A net assets	$47,808,339	$75,375,967	$108,963,068	$5,370,548,098	$15,067,625 [2]	$5,617,763,097
Class A shares outstanding	5,077,157	6,568,332	7,827,405	378,074,246	(2,072,211)[3]	395,474,929
Class A net asset value per share	$9.42	$11.48	$13.92	$14.21	$—	$14.21

Class B net assets	$7,704,952	$15,051,749	$10,877	$537,025,613	$(31,322)[2]	$559,761,869
Class B shares outstanding	859,910	1,348,027	782	37,805,915	(607,183)[3]	39,407,451
Class B net asset value per share	$8.96	$11.17	$13.91	$14.20	$—	$14.20

Class C net assets	$8,556,112	$8,430,243	$21,259	$481,209,451	$(23,151)[2]	$498,193,914
Class C shares outstanding	955,247	761,518	1,528	33,859,372	(522,859)[3]	35,054,806
Class C net asset value per share	$8.96	$11.07	$13.91	$14.21	$—	$14,21

Class Y net assets	$1,644,360	$813,151	$56,686,490	$1,264,184,487	$(34,107)[2]	$1,323,294,381
Class Y shares outstanding	174,106	69,730	4,067,989	89,014,459	(150,586)[3]	93,175,698
Class Y net asset value per share	$9.44	$11.66	$13.93	$14.20	$—	$14.20

Class R net assets	$1,654,855	$—	$—	$168,187,781	$(2,185)[2]	$169,840,451
Class R shares outstanding	177,454	—	—	11,839,244	(61,095)[3]	11,955,603
Class R net asset value per share	$9.33	$—	$—	$14.21	$—	$14.21

Investor Class net assets	$15,316,046	$—	$—	$—	$(15,316,046)[4]	$—
Investor Class shares outstanding	1,623,239	—	—	—	(1,623,239)[4]	—
Investor Class net asset value per share	$9.44	$—	$—	$—	$—	—

Institutional Class net assets	$616,509	$—	$—	$154,159,001	$(814)[2]	$154,774,696
Institutional Class shares outstanding	64,992	—	—	10,862,166	(21,584)[3]	10,905,574
Institutional Class net asset value per share	$9.49	$—	$—	$14.19		$14.19

1.	Each Target Fund and the Acquiring Fund currently have Class A, Class, B, Class C, and Class Y shares outstanding. The Basic Value Fund and Acquiring Fund also have Class R and Institutional Class shares outstanding, and the Basic Value Fund also has Investor Class shares outstanding.

2.	Pro forma net assets have been adjusted for the allocated portion of the Target Funds’ expenses to be incurred in connection with the Reorganization. The costs of each Reorganization have been allocated among all classes based on relative net assets of each class of their respective Fund.

3.	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Funds’ shareholder accounts based on the relative value of the Target Funds’ and the Acquiring Fund’s net asset value per share.

4.	Holders of the Basic Value Fund Investor Class shares will receive Class A shares of the Acquiring Fund upon closing of the Reorganization.
Dissenters’ Rights
     If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).
Shareholder Proposals
     The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the Acquiring Fund and, thereafter, will

24

be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.
WHERE TO FIND ADDITIONAL INFORMATION
     This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-03826 for AIM Sector Funds and 811-01424 for AIM Equity Funds.
     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

25

EXHIBIT A
Outstanding Shares of the Target Funds
     As of December 15, 2010, there were the following number of shares outstanding of each class of each Target Fund:

Target Fund/Share Classes	Number of Shares Outstanding

A-1

EXHIBIT B
Ownership of the Target Funds
Significant Holders
     Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trusts owned 5% or more of the outstanding shares of each class of each Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*
Name and Address				%

*	AIM Sector Funds and AIM Equity Funds have no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
     To the best of the knowledge of each Target Fund, the ownership of shares of a Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of December 15, 2010.

B-1

EXHIBIT C
Ownership of the Acquiring Fund
Significant Holders
     Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*
Name and Address				_____ %

*	AIM Sector Funds have no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
     To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of December 15, 2010.

C-1

EXHIBIT D
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

D-1

Exhibit D
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the

Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the

Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-

assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.
     (i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

     (j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (k) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);
     (c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and
     (f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES
     9.1. Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.
10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.

By:

Name:
Title:
AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Equity Funds (Invesco Equity Funds), AIM Funds Group (Invesco Funds Group), AIM Growth Series (Invesco Growth Series), AIM International Mutual funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds) and AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By:

Name:
Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     (i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
     (viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor,

provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
     (x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

EXHIBIT E
FINANCIAL HIGHLIGHTS
     The financial highlight tables are intended to help you understand the Acquiring Fund’s and Target Funds’ financial performance for the past five fiscal years and are included in the Acquiring Fund’s prospectus and each Target Fund’s prospectus which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus. The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period, or for the twelve-month annual period, as applicable. The information for six-month semi-annual reporting periods is unaudited. The Acquiring Fund’s fiscal year end is December 31, and, accordingly, the Acquiring Fund’s financial highlights table below contains information for the six-month period ended June 30, 2010. The financial highlights table for the Acquiring Fund contains the financial performance of a predecessor fund that was reorganized into the Acquiring Fund in June 2010. The Basic Value Fund’s fiscal year end is October 31 and, accordingly, the Basic Value Fund’s financial highlights table below contains information for the six-month period ended April 30, 2010. The Value Fund’s and Value II Fund’s fiscal year end is September 30, and, accordingly, the Value Fund’s and Value II Fund’s financial highlights tables below contains information for the fiscal year ended September 30, 2010.
     The following schedule presents financial highlights for one share of the Acquiring Fund outstanding for the period indicated.
Acquiring Fund

														Ratio of net
	Net asset				Distributions						Net assets at	Ratio of		investment
	value,	Net	Net realized and	Total from	from net	Distributions					end of the	expenses to		income to
	beginning of	investment	unrealized	investment	investment	from net	Total	Net asset value, end			period (in	average net		average net		Portfolio
	period	income(a)	gain/loss	operations	income	realized gain	distributions	of the period	Total return(b)		millions)	assets		assets		Turnover
Class A
Six months ended 06/30/10	$13.81	$0.10	$(0.94)	$(0.84)	$0.10	-0-	$0.10	$12.87	(6.10	)%(*)	$5,032.5	0.87	%(c)	1.48	%(c)	8	%(*)
Class B
Six months ended 06/30/10	$13.81	$0.10	$(0.94)	$(0.84)	$0.10	-0-	$0.10	$12.87	(6.10	)%(d)(*)	$533.9	0.87	%(d)(c)	1.45	%(d)(c)	8	%(*)
Class C
Six months ended 06/30/10	$13.81	$0.05	$(0.93)	$(0.88)	$0.05	-0-	$0.05	$12.88	(6.38	)%(*)	$457.6	1.62	%(c)	0.72	%(c)	8	%(*)
Class Y
Six months ended 06/30/10	$13.80	$0.12	$(0.93)	$(0.81)	$0.12	-0-	$0.12	$12.87	(5.98	)%(*)	$1,119.7	0.62	%(c)	1.74	%(c)	8	%(*)
Class R
Six months ended 06/30/10	$13.81	$0.09	$(0.94)	$(0.85)	$0.09	-0-	$0.09	$12.87	(6.21	)%(*)	$154.9	1.12	%(c)	1.23	%(c)	8	%(*)
Institutional Class(e)
06/01/10 to 06/30/10	$13.33	$0.03	$(0.44)	$(0.41)	$0.06	-0-	$0.06	$12.86	(3.08	)%(*)	$114.8	0.44	%(c)	2.76	%(c)	8	%(*)

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum Class A sales charge of 5.75%, or contingent deferred sales charge (CDSC) on Class A Shares, Class B Shares or Class C Shares. On purchases of $1 million or more of Class A Shares, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. Class B Shares are subject to a maximum CDSC of 5% charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. Class C Shares are subject to a maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% for Class A Shares and up to 1% for Class B Shares and Class C Shares and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Ratios are annualized and based on average daily net assets (000s omitted) of $5,666,312, $679,558, $522,508, $1,270,486, $168,175, and $10 for Class A, Class B, Class C, ,Class Y, Class R and Institutional Class shares, respectively.

(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1%.

(e)	June 1, 2010 (Commencement of operations) to June 30, 2010.

(*)	Non-Annualized

Target Fund — Basic Value Fund
The following schedule presents financial highlights for a share of the Basic Value Fund outstanding for the period indicated.

	Net asset		Net gains (losses) on								Net assets,	Ratio of		Ratio of net
	value,		securities (both	Total from	Dividends from	Distributions		Net asset			end of	expenses to		investment income
	beginning of	Net investment	realized and	investment	net investment	from net	Total	value, end of			period (000s	average net		(loss) to average net		Portfolio
	period	income (loss)(a)	unrealized)	operations	income	realized gains	distributions	period	Total Return(b)		omitted)	assets(c)		assets		Turnover(c)
Class A
Six months ended 04/30/10	$8.84	$(0.01)	$1.51	$1.50	$(0.05)	$—	$(0.05)	$10.29	16.97	%(e)	$59,909	1.45	%(d)	(0.28	)%(d)	13%
Class B
Six months ended 04/30/10	$8.43	$(0.05)	$1.45	$1.40	$—	$—	$—	$9.83	16.61	%(e)	$10,012	2.20	%(d)	(1.03	)%(d)	13%
Class C
Six months ended 04/30/10	$8.43	$(0.05)	$1.45	$1.40	$—	$—	$—	$9.83	16.61	%(e)	$10,474	2.20	%(d)	(1.03	)%(d)	13%
Class R
Six month ended 04/30/10	$8.76	$(0.02)	$1.50	$1.48	$(0.03)	$—	$(0.03)	$10.21	16.89%		$1,945	1.70	%(d)	(0.533	)%(d)	13%
Class Y(d)
Six months ended 04/30/10	$8.87	$(0.00)	$1.50	$1.50	$(0.06)	$—	$(0.06)	$10.31	17.02	%(e)	$3,125	1.20	%(d)	(0.03	)%(d)	13%
Investor Class
Six months ended 04/30/10	$8.86	$(0.01)	$1.52	$1.51	$(0.05)	$—	$(0.05)	$10.32	17.04%		$18,139	1.45	%(d)	(0.28	)%(d)	13%
Institutional Class
Six months ended 04/30/10	$8.89	$(0.02)	$1.51	$1.53	$(0.08)	$—	$(0.05)	$10.34	17.32%		$73,947	0.75	%(d)	0.42	%(d)	13%

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000s omitted) of $56,932, $10,406, $10,104, $1,876, $2,540, $17,370 and $71,845 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
Target Fund — Value Fund
The following schedule presents financial highlights for a share of the Value Fund outstanding for the period indicated.

														Ratio of
			Income (loss)											expenses to
			from									Ratio to		average net
			investment	Total	Less							average net		assets: Total
		Income (loss)	operations:	income	dividends	Less		Net			Net	assets: Total		expenses		Ratios to		Ratios to
	Net asset	from investment	Net	(loss)	and distributions	dividends and	Total	asset			assets,	expenses with		without fee		average net		average net		Supplemental
	value,	operations: Net	realized and	from	from: Net	distributions	dividends	value,			end of	fee waivers		waivers and/or		assets: Net		assets:		data:
	beginning of	investment	unrealized	investment	investment	from: Net	and	end of	Total		period	and/or expense		expense		investment		Rebate		Portfolio
	period	income(1)	gain (loss)	operations	income	realized gain	distributions	period	Return(6)		(000’s)	reimbursements		reimbursements		income		from affiliates		Turnover(13)
Class A
Fiscal year ended 09/30/10	$10.57	$0.12	$0.95 (2)	$1.07	$(0.16)	—	$(0.16)	$11.48	10.23	%(2)	$75,285	1.17	%(7)(11)	1.17	%(7)	1.09	%(7)(11)	0.00	%(7)(12)	20%
Class B
Fiscal year ended 09/30/10	10.27	0.03	0.93 (3)	0.96	(0.06)	—	(0.06)	11.17	9.38	%(3)	15,034	1.92	%(8)(11)	1.92	%(8)	0.34	%(8)(11)	0.00	%(8)(12)	20%
Class C
Fiscal year ended 09/30/10	10.21	0.04	0.91 (4)	0.95	(0.09)	—	(0.09)	11.07	9.32	%(4)	8,425	1.92	%(9)(11)	1.92	%(9)	0.34	%(9)(11)	0.00	%(9)(12)	20%
Class Y
Fiscal year ended 09/30/10	10.73	0.15	0.96 (5)	1.11	(0.18)	—	(0.18)	11.66	10.49	%(5)	813	0.92	%(10)(11)	0.92	%(10)	1.34	%(10)(11)	0.00	%(10)(12)	20%

(1)	Calculated using average shares outstanding.

(2)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net realized and unrealized gain (loss) per shares would have been $0.85% and total return would have been lower.

(3)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net realized and unrealized gain (loss) per shares would have been $0.86% and total return would have been lower.

(4)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net realized and unrealized gain (loss) per shares would have been $0.81% and total return would have been lower.

(5)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net realized and unrealized gain (loss) per shares would have been $0.86% and total return would have been lower.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total return.

(7)	Ratios are based on average daily net assets (000’s omitted) of $75,600.

(8)	Ratios are based on average daily net assets (000’s omitted) of $21,701

(9)	Ratios are based on average daily net assets (000’s omitted) of $8,834.

(10)	Ratios are based on average daily net assets (000’s omitted) of $387

(11)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliates”.

(12)	Amount is less than 0.005%.

(13)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Target Fund — Value II Fund
The following schedule presents financial highlights for a share of the Value II Fund outstanding for the period indicated.

															Ratio of
													Ratio of		expenses to
													expenses to		average net
													average net		assets
													assets with		without fee		Ratio of net
			Net gain (losses)			Dividends	Distributions						fee waivers		waivers		investment
	Net asset value,		on securities (both		Total from	from net	from net		Net asset			Net assets,	and/or		and/or		income to
	beginning of	Net investment	realized and		investment	investment	realized	Total	value, end	Total		end of period	expenses		expenses		average net		Portfolio
	period	income(a)	unrealized)		operations	income	gains	Distributions	of period	Return		(000s omitted)	absorbed		absorbed		assets		turnover(b)
Class A
Fiscal year ended 09/30/10	$12.93	$0.16	$1.08	(c)	$1.24	$(0.19)	$—	$(0.19)	$13.98	9.65	%(c)	$60,782	0.95	%(d)	0.95	%(d)	1.21	%(d)	38%
Class B
Fiscal year ended 09/30/10(e)	13.03	0.02	0.95	(c)	0.97	(0.05)	0.00	(0.05)	13.95	7.51	(c)	11	1.65	(d)(f)	1.65	(d)(f)	0.51	(d)(f)	38%
Class C
Fiscal year ended 09/30/10(e)	13.03	0.02	0.95	(c)	0.97	(0.05)	0.00	(0.05)	13.95	7.51	(c)	21	1.65	(d)(f)	1.65	(d)(f)	0.51	(d)(f)	38%
Class Y
Fiscal year ended 09/30/10	12.95	0.21	1.04	(c)	1.25	(0.23)	—	(0.23)	13.97	9.73	(c)	57,370	0.70	(d)	0.70	(d)	1.46	(d)	38%

(a)	Calculated using average shares outstanding.

(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(c)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains (losses) on securities (both realized and unrealized) per share would have been $1.00, $0.87, $0.87 and $0.96 for Class A, Class B, Class C and Class Y shares, respectively, total returns would have been lower.

(d)	Ratios are based on average daily net assets (000’s omitted) of $111,635, $10, $13, and $88,563 for Class A, Class B, Class C, and Class Y shares, respectively.

(e)	Commencement date of June 1, 2010 for Class B and Class C shares, respectively.

(f)	Annualized.

December 30, 2010
Dear Shareholder,
On June 1, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments.
The Invesco and Van Kampen/Morgan Stanley retail investment capabilities were highly complementary, enabling Invesco to provide a more balanced product offering to Invesco Funds’ shareholders. As a result of the combination, Invesco gained investment talent for a number of investment strategies, including U.S. Value Equity, U.S. Small Cap Growth Equity, Tax-Free Municipals, Bank Loans and others. With this enhanced expertise and a comprehensive range of diverse investment capabilities, Invesco is better positioned than ever to meet the needs of investors across the U.S. and around the globe.
Since June 1, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
As the next step in the process of integrating the combined business, the Invesco Funds Boards have approved a realignment of fund offerings, subject to shareholder approval. If approved by shareholders, the proposed realignment will:
▪	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

▪	Reduce overlap in the product lineup to help lower costs for shareholders; and

▪	Build a solid foundation for further growth to meet client and shareholder needs.
In addition, most Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in total expense ratio, decreasing the cost of their investment. In cases where management fee expenses are scheduled to increase as a result of a proposed reorganization, Invesco has instituted a cap on the total expense ratio of the Acquiring Fund intended to provide an expense ratio that is at or near the lowest current expense ratio of all Target Funds in each proposed set of reorganizations (excluding certain investment-related costs) for a period of time post reorganization.
The independent trustees of your Board believe that the reorganization proposed in this proxy is in the best interest of your Fund and the attached proxy seeks your vote in favor of the proposed reorganization.
Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-959-4226. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.
Sincerely,
Mr. Philip Taylor
President and Principal Executive Officer

AIM GROWTH SERIES (Invesco Growth Series)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 14, 2011
          A special meeting (the “Meeting”) of the shareholders of the Invesco Basic Value Fund (the “Target Fund”), a series of AIM Growth Series (Invesco Growth Series) (the “Target Trust”), will be held on April 14, 2011 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and the Invesco Van Kampen Value Opportunities Fund (the “Acquiring Fund”), a series of AIM Sector Funds (Invesco Sector Funds) (the “Acquiring Trust”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding share class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
          Shareholders of record as of the close of business on January 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. The proposal will be effected only if the Target Fund’s shareholders approve the proposal.
          The Board of Trustees of the Target Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the Internet using the instructions on the proxy card.
          The Board recommends that you cast your vote FOR the above proposal as described in the Proxy Statement/Prospectus.
          Please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.
          Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

Mr. Philip Taylor
President and Principal Executive Officer
December 30, 2010

AIM GROWTH SERIES (Invesco Growth Series)
AIM SECTOR FUNDS (Invesco Sector Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
PROXY STATEMENT/PROSPECTUS
December 30, 2010
Introduction
          This Proxy Statement/Prospectus contains information that shareholders of the Invesco Basic Value Fund (the “Target Fund”), a series of AIM Growth Series (Invesco Growth Series) (the “Target Trust”) should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for the Invesco Van Kampen Value Opportunities Fund (the “Acquiring Fund”) which is a series of AIM Sector Funds (Invesco Sector Funds) (the “Acquiring Trust”). The Target Fund and the Acquiring Fund are a series of a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”
          A special meeting of the shareholders of the Target Fund (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 14, 2011 at 3:00 p.m. Central time. At the Meeting, shareholders of the Target Fund will be asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
          The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganization.
          The Board of Trustees of the Target Trust (the “Board”) has fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card will be mailed on or about January 19, 2011 to all shareholders eligible to vote on the Reorganization.
          The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Target Fund.
          Additional information about the Funds is available in the:
•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.
          These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectus of the Target Fund is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectuses, the most recent annual report to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual report to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com.
          Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.
          You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

i

Exhibits
          No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
          Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
          The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.
On what am I being asked to vote?
          As a shareholder of the Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.
          If shareholders of the Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.
Has my Fund’s Board of Trustees approved the Reorganization?
          Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Fund vote in favor of the Agreement.
What are the reasons for the proposed Reorganization?
          On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create scale in the resulting funds.
          In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Target Fund. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” section below.
What effect will the Reorganization have on me as a shareholder?
          Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.

1

How do the Funds’ investment objectives, principal investment strategies and risks compare?
          The Acquiring Fund and the Target Fund have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.
Investment Objectives

Target Fund	Acquiring Fund
Long-term growth of capital	Capital growth and income
          The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund, although the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the Target Fund. As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Fund, although the risks of the Funds may not be exactly the same. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
          The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown.

2

Expense Tables and Expense Examples*

			Pro Forma
			Target Fund
	Current		+
		Value	Acquiring Fund
		Opportunities	(assumes
	Basic Value Fund	Fund	Reorganization is
	(Target)	(Acquiring)	completed)
	Class A	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.75%	0.65%[3]
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.51%	0.45%[1]	0.45%
Total Annual Fund Operating Expenses	1.41%	1.45%[1]	1.35%

Fee Waiver and/or Expense Reimbursement	0.00%	0.04%[2]	0.00%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.41%	1.41%[1]	1.35%

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			Pro Forma
			Target Fund
	Current		+
		Value	Acquiring Fund
		Opportunities	(assumes
	Basic Value Fund	Fund	Reorganization is
	(Target)	(Acquiring)	completed)
	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.75%	0.65%[3]
Distribution and Service (12b-1) Fees	1.00%	0.99%[4]	1.00%
Other Expenses	0.51%	0.45%[1]	0.45%
Total Annual Fund Operating Expenses	2.16%	2.19%[1]	2.10%

Fee Waiver and/or Expense Reimbursement	0.00%	0.04%[2]	0.00%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.16%	2.15%[1]	2.10%

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			Pro Forma
			Target Fund
	Current		+
		Value	Acquiring Fund
		Opportunities	(assumes
	Basic Value Fund	Fund	Reorganization is
	(Target)	(Acquiring)	completed)
	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.75%	0.65%[3]
Distribution and Service (12b-1) Fees	1.00%	1.00%	0.99%
Other Expenses	0.51%	0.45%[1]	0.45%
Total Annual Fund Operating Expenses	2.16%	2.20%[1]	2.09%

Fee Waiver and/or Expense Reimbursement	0.00%	0.04%[2]	0.00%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.16%	2.16%[1]	2.09%

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			Pro Forma
			Target Fund
	Current		+
		Value	Acquiring Fund
		Opportunities	(assumes
	Basic Value Fund	Fund	Reorganization is
	(Target)	(Acquiring)	completed)
	Class R	Class R	Class R
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.75%	0.65%[3]
Distribution and Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.51%	0.45%[1]	0.45%
Total Annual Fund Operating Expenses	1.66%	1.70%[1]	1.60%

Fee Waiver and/or Expense Reimbursement	0.00%	0.04%[2]	0.00%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.66%	1.66%[1]	1.60%

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			Pro Forma
			Target Fund
	Current		+
		Value	Acquiring Fund
		Opportunities	(assumes
	Basic Value Fund	Fund	Reorganization is
	(Target)	(Acquiring)	completed)
	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.75%	0.65%[3]
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.51%	0.45%[1]	0.45%
Total Annual Fund Operating Expenses	1.16%	1.20%[1]	1.10%

Fee Waiver and/or Expense Reimbursement	0.00%	0.04%[2]	0.00%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.16%	1.16%[1]	1.10%

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Pro Forma
Target Fund
	Current		+
		Value	Acquiring Fund
		Opportunities	(assumes
	Basic Value Fund	Fund	Reorganization is
	(Target)	(Acquiring)	completed)
	Institutional	Institutional	Institutional
	Class	Class	Class
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.75%	0.65%[3]
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.14%	0.29%	0.12%
Total Annual Fund Operating Expenses	0.79%	1.04%	0.77%

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Funds’ current prospectuses) of the Target Fund (December 31, 2009) and the Acquiring Fund (March 31, 2010). Pro forma numbers are estimated as if the Reorganization had been completed as of April 1, 2009 and do not include the estimated costs of the Reorganization. The Target Fund will not bear any Reorganization costs. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

[1]	Based on estimated amounts for the current fiscal year.

[2]	Invesco Advisers has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.41%, Class B shares to 2.16%, Class C shares to 2.16%, Class R shares to 1.66% , Class Y shares to 1.16% and Institutional Class shares to 1.16% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

[3]	Effective upon the closing of the Reorganization, the Acquiring Fund’s advisory fee schedule has been amended so that it matches the fee schedule of the Target Fund. The advisory fee rates to be paid to the Adviser based on the annual rate of the Fund’s average daily net assets are as follows: 0.695% of the first $250 million, plus 0.67% of the next $250 million, plus 0.645% of the next $500 million, plus 0.62% of the next $1.5 billion, plus 0.595% of the next $2.5 billion, plus 0.57% of the next $2.5 billion, plus 0.545% of the next $2.5 billion, plus 0.52% of the Fund’s average daily net assets in excess of $10 billion. Management fees have been restated to reflect the new contractual management fee schedule that will be effective upon Closing of the Reorganization.

[4]	Reflects actual 12b-1 fees currently paid under the Acquiring Fund’s 12b-1 Plan. Maximum 12b-1 fees payable under the Plan are 1.00%.
Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers

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and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Basic Value Fund (Target) — Class A	$686	$972	$1,279	$2,148
Value Opportunities Fund (Acquiring) — Class A	$686	$976	$1,291	$2,183
Combined Pro forma Target Fund + Acquiring Fund - Class A (assuming the Reorganization is completed)	$680	$954	$1,249	$2,085

Basic Value Fund (Target) — Class B	$719	$976	$1,359	$2,303
Basic Value Fund (Target) — Class B (if you did not redeem your shares)	$219	$676	$1,159	$2,303
Value Opportunities Fund (Acquiring) — Class B*	$718	$981	$1,371	$2,333
Value Opportunities Fund (Acquiring) — Class B* (if you did not redeem your shares)	$218	$681	$1,171	$2,333
Combined Pro forma Target Fund + Acquiring Fund - Class B (assuming the Reorganization is completed)	$713	$958	$1,329	$2,240
Combined Pro forma Target Fund + Acquiring Fund - Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	$213	$658	$1,129	$2,240

Basic Value Fund (Target) — Class C	$319	$676	$1,159	$2,493
Basic Value Fund (Target) — Class C (if you did not redeem your shares)	$219	$676	$1,159	$2,493
Value Opportunities Fund (Acquiring) — Class C	$319	$680	$1,172	$2,528
Value Opportunities Fund (Acquiring) — Class C (if you did not redeem your shares)	$219	$680	$1,172	$2,528
Combined Pro forma Target Fund + Acquiring Fund - Class C (assuming the Reorganization is completed)	$312	$655	$1,124	$2,421
Combined Pro forma Target Fund + Acquiring Fund - Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	$212	$655	$1,124	$2,421

Basic Value Fund (Target) — Class R	$169	$523	$902	$1,965
Value Opportunities Fund (Acquiring) — Class R	$169	$528	$915	$2,002

Combined Pro forma Target Fund + Acquiring Fund - Class R (assuming the Reorganization is completed)	$163	$505	$871	$1,900

Basic Value Fund (Target) — Class Y	$118	$368	$638	$1,409
Value Opportunities Fund (Acquiring) — Class Y	$118	$373	$652	$1,447
Combined Pro forma Target Fund + Acquiring Fund - Class Y (assuming the Reorganization is completed)	$112	$350	$606	$1,340

Basic Value Fund (Target) — Institutional Class	$81	$252	$439	$978
Value Opportunities Fund (Acquiring) — Institutional Class	$106	$331	$574	$1271

Combined Pro forma Target Fund + Acquiring Fund - Institutional Class (assuming the Reorganization is completed)	$79	$246	$428	$954

*	Reflects actual 12b-1 fees currently paid under the Acquiring Fund’s 12b-1 Plan. Maximum 12b-1 fees payable under the Plan are 1.00%.

          The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.
          For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.

9

How do the performance records of the Funds compare?
          The performance history of each Fund for certain periods as of September 30, 2010 is shown below. The returns below may not be indicative of a Fund’s future performance.
          The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund as of September 30, 2010. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.
Average Annual Total Returns*

			10 Years or
	1 Year	5 Years	Since Inception

Value Opportunities Fund (Acquiring) — Class A (inception date: June 25, 2001)[1]	1.90%	(2.43)%	1.30%
Return Before Taxes	1.77%	(3.29)%	0.71%
Return After Taxes on Distributions	1.40%	(2.01)%	1.09%
Return After Taxes on Distributions and Sale of Fund Shares
Basic Value Fund (Target) — Class A (inception date: October 18, 1995)	(3.63)%	(4.58)%	(0.26)%
Return Before Taxes	(3.85)%	(5.58)%	(0.82)%
Return After Taxes on Distributions	(2.07)%	(3.75)%	(0.20)%
Return After Taxes on Distributions and Sale of Fund Shares

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

[1]	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the Acquiring Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Acquiring Fund. The returns of the Acquiring Fund are different from the predecessor fund as they had different expenses and sales charges.

          After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
How do the management, investment adviser and other service providers of the Funds compare?
          Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The contractual advisory fees for the Acquiring Fund will be, upon completion of the Reorganization, equal to the contractual advisory fees of the Target Fund. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.
          The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

10

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Trimark Ltd.

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited;

•	Invesco Senior Secured Management, Inc.; and
          Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.
How do the Funds’ purchase and redemption procedures and exchange policies compare?
          The purchase and redemption procedures and exchange policies for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund.
How do the Funds’ sales charges and distribution arrangements compare?
          The sales charges and sales charge exemptions for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”
Will the Acquiring Fund have different portfolio managers than the Target Fund?
          No. The portfolio management team for the Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund’s prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
          The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.
When is the Reorganization expected to occur?
          If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur in the second quarter of 2011.
How do I vote on the Reorganization?
          There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.

11

What will happen if shareholders of the Target Fund do not approve the Reorganization?
          If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for the Target Fund.
What if I do not wish to participate in the Reorganization?
          If you do not wish to have your shares of your Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.
Why are you sending me the Proxy Statement/Prospectus?
          You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposal described herein concerning the Target Fund. This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.
Where can I find more information about the Funds and the Reorganization?
          Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call Invesco Client Services at 1-800-959-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
          The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
          Principal Investment Strategies. The principal investment strategies of the Acquiring Fund and the Target Fund are similar. Under normal market conditions, the Adviser seeks to achieve each Fund’s investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum. Each Fund emphasizes a value style of investing and the Adviser seeks for each Fund well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. Each Fund’s portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change. Each Fund may invest in companies of any size.
          Foreign Securities. Both the Acquiring Fund and the Target Fund may invest up to 25% of their respective total assets in securities of foreign issuers.
          Derivatives. The Acquiring Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. The Target Fund may invest in derivatives for similar purposes, but doing so is not a principal investment strategy of the Target Fund.

12

          REITs. The Acquiring Fund may invest up to 10% of its total assets in real estate investment trusts (REITs). While the Target Fund may invest up to 15% of its total assets in equity interests and/or debt obligations issued by REITs, doing so is not a principal investment strategy of the Target Fund.
          Portfolio Repositioning. The Reorganization may result in the sale of some of the portfolio securities of the Target Fund following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following to the Reorganization are estimated not to be material for the Target Fund.
          The sale of such portfolio securities may also result in the realization of capital gains to the Acquiring Fund that, to the extent not offset by capital losses, would be distributed to shareholders, and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts. Invesco Advisers anticipates that any such sales of portfolio securities by the Acquiring Fund as a result of the Reorganizations (as distinct from normal portfolio turnover) will be limited in scope and likely not result in any significant amounts of capital gains to be distributed to shareholders by the Acquiring Fund.
Comparison of Principal Risks of Investing in the Funds
          The table below describes the principal risks that may affect each Fund’s investment portfolio. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.
Acquiring Fund Target Fund

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.
Acquiring Fund Target Fund

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.	Acquiring Fund Target Fund

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. Emerging market issuer risk is not a principal risk for the Target Fund.
Acquiring Fund Target Fund

Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.
Acquiring Fund

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.
Acquiring Fund

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.
Acquiring Fund

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Principal Risk	Funds Subject to Risk
Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.	Target Fund
Comparison of Fundamental and Non-Fundamental Investment Restrictions
          Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. The fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are the same. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board.
          Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in their respective SAIs.
Comparison of Share Classes and Distribution Arrangements
          Shares of each class of the Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.
          Class Structure. The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.
          The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with a Reorganization are as follows:

Target Fund Share Classes	Acquiring Fund Share Classes
Class A shares	Class A shares
Class B shares	Class B shares
Class C shares	Class C shares
Class R shares	Class R shares*
Class Y shares	Class Y shares
Institutional Class shares	Institutional Class shares*

*	Class R and Institutional Class shares will not be issued until the Closing.
          Neither Fund currently offers Class B shares to new investors. Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.
          Sales Charges.
          The sales charge schedule (if any) of the share classes of the Target Fund are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Fund. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class B and Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on

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purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are substantially the same between the Funds. Class R, Class Y and Institutional Class shares are sold without any initial sales charge or contingent deferred sales charge. Each share class except Class Y and Institutional Class imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.
          You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.
          Distribution Fees. The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class B, Class C and Class R shares. Class Y and Institutional Class shares of the Funds are not subject to the Distribution Plans.
          Pursuant to the Distribution Plan, the Target Fund is authorized to make payments to Invesco Distributors, Inc. (“IDI”), the Funds’ principal underwriter in connection with the distribution of Fund shares and providing shareholder services at the annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares, at the annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares, and at the annual rate of 0.50% of the Fund’s average net assets attributable to Class R shares. Amounts received by IDI may be spent for activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.
          The Distribution Plans for the Acquiring Fund and the Target Funds are similar, however, IDI may be reimbursed from the Acquiring Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders, up to the same limits as the Target Funds’ Distribution Plans (i.e., 0.25% for Class A shares, 1.00% for Class B and Class C shares and 0.50% for Class R shares). This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.
          The fee table under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Proxy Statement/Prospectus describes the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Fund’s Distribution Plans following the Reorganization.
Comparison of Purchase and Redemption Procedures
          The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the Internet. The Acquiring Fund’s prospectus enclosed with this Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). There is no minimum investment required to purchase Class R shares. Institutional Class shares of the

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Target Fund and the Acquiring Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment. The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with the Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.
Comparison of Distribution Policies
          Both Funds generally declare and pay dividends from net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions unless otherwise instructed by a shareholder to pay dividends and distributions in cash.
Forms of Organization and Securities to be Issued
          The Target Fund and the Acquiring Fund are series of the Acquiring Trust or Target Trust (together, the “Trusts”), each of which is a Delaware statutory trust. In addition, the Trusts’ governing instruments, including a declaration of trust and bylaws, are substantially the same. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.
Pending Litigation
          Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.
Where to Find More Information
          For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.
THE PROPOSED REORGANIZATION
Summary of Agreement and Plan of Reorganization
          The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in

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its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.
          With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.
          The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Target Fund shares that shareholders hold, as described above under “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Share Classes and Distribution Arrangements”.
          The Target Fund and Acquiring Fund will be required to make representations and warranties in the form of the Agreement that are customary in matters such as the Reorganization.
          If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur in the second quarter of 2011 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
          If shareholders of a Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board of the Target Trust will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Board Considerations in Approving the Reorganization
          As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
          Because of the large number of proposed reorganizations, each Board of Trustees of the Invesco Funds created an ad hoc committee comprised of both Invesco Fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committee”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganization. Two separate meetings of the full Board were also held to review and consider the Reorganization, including presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

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          The Board considered the potential benefits and costs of the Reorganization to the Target Fund, Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to the Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base, (ii) Invesco Advisers’ paying the Target Fund’s Reorganization costs, and (iii) the expected tax free nature of the Reorganization for the Target Fund shareholders for federal income tax purposes. The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth.
          With respect to the Reorganization, the Board further considered that (i) the investment objective, strategies and related risks of the Target Fund the Acquiring Fund are similar, with comparable portfolio composition strategies and securities selection techniques; (ii) the Funds have the same portfolio management team; and (iii) Target Fund shareholders would become shareholders of a Fund with the same net effective management fee and an estimated lower overall total expense ratio on a pro forma basis.
          Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganization. The Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganization. Consequently, the Board approved the Agreement and the Reorganization on October 27, 2010.
Federal Income Tax Considerations
          The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
          The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that

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such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
          Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.”
          Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.
          Prior to the Closing of the Reorganization, the Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2011 calendar year and would be taxable to shareholders in such year.
          The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of the Acquiring Fund, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of the Acquiring Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. If the Acquiring Fund has net unrealized built-in gains at the time of Closing of the Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization causes the Target Fund’s tax year to close early in the year of the Reorganization. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of its aggregate capital loss carryovers following the Reorganization are as follows:

	Target Fund	Acquiring Fund
	(000,000s)	(000,000s)
	at 6/30/2010	at 3/31/2010

Aggregate capital loss carryovers on a tax basis [1]	($450.5)	($63.9)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	($59.2)	$3.4
Aggregate Net Asset Value	$1,134.6	$122.4
Approximate annual limitation [2]	N/A	$4.9

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1	Includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

2	Based on the long-term tax-exempt rate for ownership changes during October 2010 of 3.98%.
          The annual limitation on the use of the Acquiring Fund’s aggregate capital loss carryovers will likely limit the use of such losses by the Acquiring Fund, post-Closing, to offset capital gains, if any, it realizes. The aggregate capital loss carryovers of the Target Fund may continue to be available, provided the Target Fund is the larger of the two Funds on the Closing Date. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Fund post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.
          In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The Target Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at June 30, 2010 is (5%), compared to the Acquiring Fund at March 31, 2010 of 3%, and on a combined basis of (4%).
          After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.
Costs of the Reorganization
          The total cost of a Reorganization to be paid by the Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganization for each Fund, as well as the estimated proxy solicitation costs for the Target Fund, which are a part of the total Reorganization costs are set forth in the table below.

			Estimated Portion of
			Total Reorganization
			Costs to be Paid by
	Estimated Proxy	Estimated Total	the Target
	Solicitation Costs	Reorganization Costs	Fund
Target Fund	$894,000	$940,000	$0
          Invesco Advisers will bear the Reorganization costs of the Target Fund. The costs of a Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from a Reorganization.
VOTING INFORMATION
Proxy Statement/Prospectus
          We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting, and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
          This Proxy Statement/Prospectus, the enclosed Notice of Meeting of Shareholders and the enclosed proxy card is expected to be mailed on or about January 19, 2011 to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on January 14, 2011 (the “Record Date”) are entitled to vote at

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the Meeting. The number of outstanding shares of each class of the Target Fund on December 15, 2010 can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.
          Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.
Quorum Requirement and Adjournment
          A quorum of shareholders is necessary to hold a valid shareholders’ meeting of the Target Fund. For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
          Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.
          Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
          The Board has unanimously approved the Agreement, subject to shareholder approval. Provided a quorum is present at the Meeting, shareholder approval of the Agreement requires the affirmative vote of a majority of the shares cast by shareholders of the Target Fund.
          Abstentions are counted as present for purposes of determining quorum but are not considered shares cast at the Meeting. As a result, abstentions will not impact the outcome of the shareholder vote.
Proxy Solicitation
          The Target Fund has engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under “Costs of the Reorganization” section of this Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Fund or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Fund’s officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
          Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.
Other Meeting Matters

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          Management is not aware of any matters to be presented at the Meeting other than as discussed in this Proxy Statement/Prospectus. Under the Target Fund’s bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
Share Ownership by Large Shareholders, Management and Trustees
          A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.
          Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trusts can be found at Exhibits B and C.
OTHER MATTERS
Capitalization
          The following table sets forth as of September 30, 2010, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Target Fund. The pro forma capitalization column assumes that the Reorganization has taken place. The capitalizations of the Target Fund, the Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

		Value		Value
		Opportunities		Opportunities
	Basic Value	Fund	Pro Forma	Fund (Acquiring)
	Fund (Target)	(Acquiring)	Adjustments	(pro forma)
Net assets (all classes)[1]	$1,164,102,143	$61,930,668	$(940,000)	$1,225,092,811
Class A net assets	$849,523,092	$43,790,915	$(685,981)[2]	$892,628,026
Class A shares outstanding	44,317,747	5,022,913	53,031,477 [3]	102,372,137
Class A net asset value per share	$19.17	$8.72		$8.72
Class B net assets	$130,023,563	$7,508,479	$(104,993)[2]	$137,427,049
Class B shares outstanding	7,605,144	880,223	7,628,498 [3]	16,113,865
Class B net asset value per share	$17.10	$8.53		$8.53
Class C net assets	$115,957,403	$7,910,078	$(93,634)[2]	$123,773,847
Class C shares outstanding	6,783,145	928,971	6,827,938 [3]	14,540,054
Class C net asset value per share	$17.09	$8.51		$8.51
Class R net assets	$22,156,842	N/A	$(17,891)[2]	$22,138,951
Class R shares outstanding	1,171,047	N/A	1,367,751 [3,4]	2,538,798
Class R net asset value per share	$18.92	N/A		$8.72
Class Y net assets	$17,015,419	$2,721,196	$(13,740)[2]	$19,722,875
Class Y shares outstanding	883,990	312,347	1,068,142 [3]	2,264,479
Class Y net asset value per share	$19.25	$8.71		$8.71
Institutional Class net assets	$29,425,824	N/A	$(23,761)[2]	$29,402,063
Institutional Class shares outstanding	1,491,756	N/A	1,884,660 [3,4]	3,376,416
Institutional Class net asset value per share	$19.73	N/A		$8.71

1.	The Target Fund and the Acquiring Fund currently have Class A, Class B, Class C and Class Y shares outstanding. The Target Fund also has Class R and Institutional Class shares outstanding. As of September 30, 2010, Class R and Institutional Class shares of the Acquiring Fund did not exist. Class R and Institutional Class shares will be first issued in connection with the Reorganization.

22

2.	Pro forma net assets have been adjusted for the allocated portion of the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes based on relative net assets of each class of their respective Fund.

3.	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s net asset value per share.

4.	Holders of Class R and Institutional Class shares of the Target Fund will be issued Class R and Institutional Class shares, respectively, of the Acquiring Fund. Class R shares will commence operations upon the Closing of the Reorganization at the net asset value per share of the Acquiring Fund’s Class A shares. Institutional Class shares will commence operations upon the Closing of the Reorganization at the net asset value per share of the Acquiring Fund’s Class Y shares.

Dissenters’ Rights
          If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund do, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).
Shareholder Proposals
          The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.
WHERE TO FIND ADDITIONAL INFORMATION
          This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each of the Target Fund’s and Acquiring Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-02699 (Target Fund) and 811-03826 (Acquiring Fund).
          Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy materials, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such materials may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

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EXHIBIT A
Outstanding Shares of the Target Fund
          As of December 15, 2010, there were the following number of shares outstanding of each class of the Target Fund:

Target Fund/Share Classes	Number of Shares Outstanding

Invesco Basic Value Fund
Class A
Class B
Class C
Class R
Class Y
Institutional Class

A-1

EXHIBIT B
Ownership of the Target Fund
Significant Holders
          Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Target Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number of	Percent Owned of
Name and Address	Class of Shares	Shares Owned	Record*

Name and Address			_____ %

*	The Target Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of December 15, 2010.

B-1

EXHIBIT C
Ownership of the Acquiring Fund
Significant Holders
          Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Acquiring Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number of	Percent Owned of
Name and Address	Class of Shares	Shares Owned	Record*

Name and Address			_____ %

*	The Acquiring Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of December 15, 2010.

C-1

EXHIBIT D
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

D-1

Exhibit D
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the

Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the

Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-

assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.
     (i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

     (j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (k) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);
     (c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and
     (f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES
     9.1. Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.
10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.

By:

Name:
Title:
AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Equity Funds (Invesco Equity Funds), AIM Funds Group (Invesco Funds Group), AIM Growth Series (Invesco Growth Series), AIM International Mutual funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds) and AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By:

Name:
Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     (i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
     (viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor,

provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
     (x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

EXHIBIT E
FINANCIAL HIGHLIGHTS
Financial Highlights Information
          The financial highlight tables are intended to help you understand the Acquiring Fund’s and the Target Fund’s financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s prospectus and the Target Fund’s prospectus which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus. The financial highlights table below provides additional information for the most recent six-month semi-annual reporting period. The information is unaudited. The Acquiring Fund’s fiscal year end is March 31 and accordingly, the Acquiring Fund’s financial highlights tables below contain information for the six-month period ended September 30, 2010. The Target Fund’s fiscal year end is December 31 and accordingly, the Target Fund financial highlights table below contains information for the six-month period ended June 30, 2010. The financial highlights table for the Acquiring Fund contains the financial performance of a predecessor fund that was reorganized into the Acquiring Fund in June 2010. Class I shares of the predecessor fund were reorganized into the Class Y shares of the Acquiring Fund.

E-1

Acquiring Fund- Value Opportunities Fund*
The following schedule presents financial highlights for a share of the Acquiring Fund outstanding for the period indicated.

														Ratio of net
	Net asset	Net			Distributions	Distributions						Ratio of		investment
	value,	investment		Total from	from net	from net		Net asset			Net assets,	expenses		income (loss)
	beginning	income	Net realized and	investment	investment	realized	Total	value, end	Total		end of period	to average		to average		Portfolio
	of period	(loss)(a)	unrealized loss	operations	income	gain	Distributions	of period	Return(b)		(in millions)	net assets		net assets		Turnover(d)
Class A
Six-months ended 9/30/10	$8.95	$0.04	$(0.27)	$(0.23)	-0-	-0-	-0-	$8.72	(2.57)%		$43.7	1.42	%(c)	0.85	%(c)	65%
Class B
Six-months ended 9/30/10	8.79	-0-	(0.26)	(0.26)	-0-	-0-	-0-	8.53	(2.96)		7.5	2.17	(e)	0.10	(e)	65
Class C
Six months ended 9/30/10	8.77	0.01	(0.27)	(0.26)	-0-	-0-	-0-	8.51	(2.96	)(f)	7.9	2.09	(f)(g)	0.18	(f)(g)	65
Class I
Six-months ended 9/30/10	8.94	0.03	(0.26)	(0.23)	-0-	-0-	-0-	8.71	(2.57)		2.7	1.17	(h)	0.76	(h)	65

(a)	Based on average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $47,541.

(d)	Portfolio turnover is calculated at the fund level and is not annualized.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $7,821.

(f)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets reflect actual Rule 12b-1 fees of 0.92%.

(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,356.

(h)	Ratios are annualized and based on average daily net assets (000’s omitted) of $34,148.

*	On June 1, 2010, the Acquiring Fund’s former Class I shares were recognized into Class Y shares.

E-2

Target Fund- Basic Value Fund
The following schedule presents financial highlights for a share of the Target Fund outstanding for the period indicated.

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets	assets without	investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses	and/or expenses	to average	Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed(c)	absorbed(c)	net assets(c)	Turnover(d)
Class A
Six months ended 06/30/10	$19.71	$(0.01)	$(2.20)	$(2.21)	$—	$—	$—	$17.50	(11.21)%	$814,789	1.32%	1.32%	(0.05)%	76%
Class B
Six months ended 06/30/10	17.68	(0.07)	(1.97)	(2.04)	—	—	—	15.64	(11.54)	137,962	2.07	2.07	(0.80)	76
Class C
Six months ended 06/30/10	17.67	(0.07)	(1.96)	(2.03)	—	—	—	15.64	(11.49)	112,308	2.07	2.07	(0.80)	76
Class R
Six months ended 06/30/10	19.49	(0.03)	(2.18)	(2.21)	—	—	—	17.28	(11.34)	20,242	1.57	1.57	(0.30)	76
Class Y
Six months ended 06/30/10	19.75	0.02	(2.21)	(2.19)	—	—	—	17.56	(11.09)	20,018	1.07	1.07	0.20	76
Institutional Class
Six months ended 06/30/10	20.20	0.05	(2.27)	(2.22)	—	—	—	17.98	(10.99)	29,326	0.80	0.80	0.47	76

(a)	Based on average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $953,361, $196,219, $134,351, $24,011, $20,538 and $32,259 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

E-3

Part B
STATEMENT OF ADDITIONAL INFORMATION
December 30, 2010
To the
Registration Statement on Form N-14 Filed by:
AIM Sector Funds (Invesco Sector Funds)
On behalf of Invesco Utilities Fund, Invesco Van Kampen Comstock Fund, Invesco Van Kampen Small
Cap Value Fund and Invesco Van Kampen Value Opportunities Fund
11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 959-4246
Relating to the April 14, 2011 Special or Joint Special Meetings of Shareholders of the following
Invesco Funds:
Invesco Van Kampen Utility Fund
Invesco Large Cap Basic Value Fund
Invesco Value Fund
Invesco Value II Fund
Invesco Small-Mid Special Value Fund
Invesco Special Value Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco Basic Value Fund
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus or Joint Proxy Statement/Prospectus dated December 30, 2010, relating specifically to the Special or Joint Special Meetings of Shareholders of each of the above-listed Target Funds to be held on April 14, 2011 (the “Proxy Statement/Prospectuses”). Copies of the Proxy Statement/Prospectuses may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

General Information
This Statement of Additional Information relates to the (a) the proposed acquisition of all of the assets and assumption of all liabilities of each “Target Fund,” as identified below, by the corresponding “Acquiring Fund” in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the corresponding class to the shareholders of the Target Fund in complete liquidation of the Target Fund; and (c) the termination of the Target Fund. Further information is included in the Proxy Statement/Prospectuses and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information. Invesco Van Kampen Utility Fund, Invesco Value Fund, Invesco Value II Fund, Invesco Small-Mid Special Value Fund, Invesco Special Value Fund, Invesco U.S. Small Cap Value Fund and Invesco U.S. Small/Mid Cap Value Fund, and each Acquiring Fund, are a series of AIM Sector Funds (Invesco Sector Funds). Invesco Large Cap Basic Value Fund is a series of AIM Equity Funds (Invesco Equity Funds). Invesco Basic Value Fund is a series of AIM Growth Series (Invesco Growth Series).

Target Fund	Acquiring Fund

Invesco Van Kampen Utility Fund	Invesco Utilities Fund
Invesco Large Cap Basic Value Fund	Invesco Van Kampen Comstock Fund
Invesco Value Fund	Invesco Van Kampen Comstock Fund
Invesco Value II Fund	Invesco Van Kampen Comstock Fund
Invesco Small-Mid Special Value Fund	Invesco Van Kampen Small Cap Value Fund
Invesco Special Value Fund	Invesco Van Kampen Small Cap Value Fund
Invesco U.S. Small Cap Value Fund	Invesco Van Kampen Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund	Invesco Van Kampen Small Cap Value Fund
Invesco Basic Value Fund	Invesco Van Kampen Value Opportunities Fund
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.	Statement of Additional Information dated December 22, 2010, for AIM Sector Funds (Invesco Sector Funds) with respect to Invesco Van Kampen Utility Fund, Invesco Van Kampen Comstock Fund, Invesco Value Fund, Invesco Value II Fund, Invesco Van Kampen Small Cap Value Fund, Invesco Small-Mid Special Value Fund, Invesco Special Value Fund, Invesco U.S. Small Cap Value Fund, and Invesco U.S. Small/Mid Cap Value Fund (filed via EDGAR on December 21, 2010, Accession No. 0000950123-10-115414).

2.	Statement of Additional Information dated December 23, 2010, for AIM Sector Funds (Invesco Sector Funds) with respect to Invesco Van Kampen Value Opportunities Fund (filed via EDGAR on December 23, 2010, Accession No. 0000950123-10-116256).

3.	Statement of Additional Information dated July 27, 2010, for AIM Sector Funds (Invesco Sector Funds) with respect to Invesco Utilities Fund (filed via EDGAR on July 23, 2010, Accession No. 0000950123-10-067724).

4.	Statement of Additional Information dated March 11, 2010, for AIM Equity Funds (Invesco Equity Funds) with respect to Invesco Large Cap Basic Value Fund (filed via EDGAR on March 10, 2010, Accession No. 0000950123-10-023088) (“SAI I”).

5.	Supplement dated March 30, 2010 to SAI I (filed via EDGAR on March 30, 2010, Accession No. 0000950123-10-029928).

6.	Supplement dated April 6, 2010 to SAI I (filed via EDGAR on April 6, 2010, Accession No. 0000950123-10-032499).

7.	Supplement dated April 30, 2010 to SAI I (filed via EDGAR on April 30, 2010, Accession No. 0000950123-10-041321).

8.	Supplement dated May 12, 2010 to SAI I (filed via EDGAR on May 12, 2010, Accession No. 0000950123-10-048448).

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9.	Supplement dated May 13, 2010 to SAI I (filed via EDGAR on May 13, 2010, Accession No. 0000005272-10-000001).

10.	Supplement dated June 2, 2010 to SAI I (filed via EDGAR on June 2, 2010, Accession No. 0000950123-10-055209).

11.	Supplement dated June 15, 2010 to SAI I (filed via EDGAR on June 15, 2010, Accession No. 0000950123-10-058297).

12.	Supplement dated June 29, 2010 to SAI I (filed via EDGAR on June 29, 2010, Accession No. 0000950123-10-062271).

13.	Statement of Additional Information dated April 30, 2010, for AIM Growth Series (Invesco Growth Series) with respect to Invesco Basic Value Fund (filed via EDGAR on April 28, 2010, Accession No. 0000950123-10-038955) (“SAI II”).

14.	Supplement dated May 12, 2010 to SAI II (filed via EDGAR on May 12, 2010, Accession No. 0000950123-10-048444).

15.	Supplement dated June 15, 2010 to SAI II (filed via EDGAR on June 15, 2010, Accession No. 0000950123-10-058312).

16.	Supplement dated June 16, 2010 to SAI II (filed via EDGAR on June 16, 2010, Accession No. 0000950123-10-058658).

17.	Supplement dated June 29, 2010 to SAI II (filed via EDGAR on June 29, 2010, Accession No. 0000950123-10-062265).

18.	Supplement dated September 17, 2010 to SAI II (filed via EDGAR on September 17, 2010, Accession No. 0000950123-10-087009).

19.	Supplement dated October 5, 2010 to SAI II (filed via EDGAR on October 5, 2010, Accession No. 0000950123-10-091450).

20.	The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended July 31, 2010, with respect to Invesco Special Value Fund (filed via EDGAR on October 8, 2010, Accession No. 0000950123-10-092205).

21.	The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2010, with respect to Invesco Utilities Fund (filed via EDGAR on June 14, 2010, Accession No. 0000950123-10-057899).

22.	The unaudited financial statements included in the AIM Sector Funds (Invesco Sector Funds) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2010, with respect to Invesco Van Kampen Comstock Fund and Invesco U.S. Small/Mid Cap Value (filed via EDGAR on September 3, 2010, Accession No. 0000950123-10-083679).

23.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Comstock Fund Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to the predecessor fund of Invesco Van Kampen Comstock Fund (filed via EDGAR on February 25, 2010, Accession No. 0000950123-10-017032).

24.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Institutional Fund, Inc. Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to the predecessor fund of Invesco U.S. Small/Mid Cap Value Fund (filed via EDGAR on March 8, 2010, Accession No. 0001104659-10-012692).

25.	The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended September 30, 2010, with respect to Invesco U.S. Small Cap Value Fund, Invesco Value Fund and Invesco Value II Fund(filed via EDGAR on December 6, 2010, Accession No. 0000950123-10-111042).

26.

27.	The unaudited financial statements included in the AIM Sector Fund (Invesco Sector Fund) Semi-Annual Report to Shareholders for the fiscal period ended September 30, 2010, with respect to Invesco Van Kampen Utility Fund, Invesco Van Kampen Small Cap Value Fund and Invesco Van Kampen Value Opportunities Fund (filed via EDGAR on December 6, 2010, Accession No. 0000950123-10-111026).

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28.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Equity Trust Annual Report to Shareholders for the fiscal year ended March 31, 2010, with respect to the predecessor fund of Invesco Van Kampen Utility Fund, Invesco Van Kampen Small Cap Value Fund and Invesco Van Kampen Value Opportunities Fund (filed via EDGAR on May 21, 2010, Accession No. 0000950123-10-051661).

29.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Small-Mid Special Value Fund Annual Report to Shareholders for the fiscal year ended April 30, 2010, with respect to the predecessor fund of Invesco Small-Mid Special Value Fund (filed via EDGAR on May 28, 2010, Accession No. 0000950123-10-054113).

30.	The unaudited financial statements included in the AIM Equity Funds (Invesco Equity Funds) Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2010, with respect to Invesco Large Cap Basic Value Fund (filed via EDGAR on July 8, 2010, Accession No. 0000950123-10-064232).

31.	The audited financial statements and related report of the independent public accounting firm included in the AIM Equity Funds (Invesco Equity Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2009, with respect to Invesco Large Cap Basic Value Fund (filed via EDGAR on January 7, 2010, Accession No. 0000950123-10-000890).

32.	The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2010, with respect to Invesco Basic Value Fund (filed via EDGAR on September 3, 2010, Accession No. 0000950123-10-083688).

33.	The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to Invesco Basic Value Fund (filed via EDGAR on March 5, 2010, Accession No. 0000950123-10-021481).
Pro Forma Financial Information

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Pro Forma Financial Information
Invesco Van Kampen Utility Fund into Invesco Utilities Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended April 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 Month Period
Target Fund	Acquiring Fund	Ended

Invesco Van Kampen Utility Fund	Invesco Utilities Fund	April 30, 2010
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

	Shares
Target Fund Share Class	Exchanged	Acquiring Fund Share Class

Class A	6,876,896	Class A
Class B	836,858	Class B
Class C	579,950	Class C
Class Y	54,693	Class Y
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date

Invesco Van Kampen Utility Fund (Target Fund)	$119,352,915	April 30, 2010
Invesco Utilities Fund (Acquiring Fund)	229,340,557	April 30, 2010
Invesco Utilities Fund (Pro Forma Combined)	348,693,472	April 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense

Advisory fees (1)	$128,003
Administrative services fees (2)	(35,985)
Professional fees (3)	(47,239)
Trustees’ and officers fees and benefits (4)	(14,600)
Fee waiver and/or expense reimbursements (1)	(693,768)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2013 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 1.32%, 2.07%, 2.07%, 1.07%, 1.32% and 1.07% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs
The Target Fund is expected to incur an estimated $170,000 in Reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of these costs for the Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, and policies/restrictions of the Acquiring Fund. The expense structure of the surviving fund will reflect the management fee of the Acquiring Fund and the lower net effective expense ratio of the Target Fund.
Note 6 — Capital Loss Carryforward
At March 31, 2010 the Target Fund had a capital loss carryforward of approximately $7,774,148. At April 30, 2010 the Acquiring Fund had a capital loss carryforward of approximately $16,456,472. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco Small-Mid Special Value Fund, Invesco Special Value Fund,
Invesco U.S. Small/Mid Cap Value Fund and Invesco U.S. Small Cap Value Fund
into Invesco Van Kampen Small Cap Value Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended March 31, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of each of the Target Funds into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table. No Reorganization is contingent upon any other Reorganization.

12 Month
Target Fund	Acquiring Fund	Period Ended
Invesco Small-Mid Special Value Fund	Invesco Van Kampen Small Cap Value Fund	March 31, 2010
Invesco Special Value Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco U.S. Small Cap Value Fund
Basis of Pro Forma
Each reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganizations. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. Each reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

	Invesco Small-Mid		Invesco U.S.	Invesco U.S. Small
	Special	Invesco Special	Small/Mid Cap Value	Cap
Target	Value Fund	Value Fund (Target	Fund Fund (Target	Value Fund
Funds	(Target Fund)	Fund) Shares	Fund) Shares	(Target Fund)	Acquiring Fund
Share Class	Shares Exchanged	Exchanged	Exchanged	Shares Exchanged	Share Class
Class A	1,560,873	17,427,541	5,249	10,486,949	Class A
Class B	3,007,696 *	2,472,610	—	—	Class B
Class C	1,095,323	1,508,708	—	—	Class C
Class Y	317,728	131,057	1,502,070	40,772,494	Class Y

*	Class B shares of Invesco Small-Mid Special Value Fund will receive Class A shares of the Acquiring Fund upon closing of the Reorganization.

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated
Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Small-Mid Special Value Fund (Target Fund)	$94,437,524	March 31, 2010
Invesco Special Value Fund (Target Fund)	340,552,235	March 31, 2010
Invesco U.S. Small/Mid Cap Value Fund (Target Fund)	24,403,936	March 31, 2010
Invesco U.S. Small Cap Value Fund (Target Fund)	828,532,578	March 31, 2010
Invesco Van Kampen Small Cap Value Fund (Acquiring Fund)	963,748,685	March 31, 2010
Invesco Van Kampen Small Cap Value Fund (Pro Forma Combined)	2,251,474,958	March 31, 2010
Pro Forma combined net assets have been adjusted for the Target Funds’ expenses expected to be incurred in connection with the reorganization.
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of each Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(334,825)
Administrative services fees (2)	(541,015)
Professional fees (3)	(182,156)
Trustees’ and officers fees and benefits (4)	(58,400)
Fee waiver and/or expense reimbursements (1)	(1,862,443)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers and distribution fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.03%, 1.78%, 1.78% and 0.78% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. In addition, the Distributor of the Acquiring Fund agreed through at least June 30, 2012, to waive distribution fees for Class B shares to the extent necessary to limit 12b-1 fees to 0.62% of average daily net assets. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreements, both will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
Invesco Small-Mid Special Value Fund, a Target Fund, is expected to incur an estimated $130,000 in reorganization costs and Invesco will bear 100% of these costs. Invesco Special Value Fund, a Target Fund, is expected to incur an estimated $200,000 in reorganization costs and will bear 100% of these costs. Invesco U.S. Small/Mid Cap Value Fund, a Target Fund, is expected to incur an estimated $40,000 in reorganization costs and Invesco will bear 100% of these costs. Invesco U.S. Small Cap Value Fund is expected to incur $460,000 in reorganization costs and Invesco will bear 100% of these costs. These costs represent the estimated non recurring expense of Target Fund carrying out their obligations under the Reorganization and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear all of the costs and expenses.
Note 5 — Repositioning Costs
The Reorganization may result in the sale of some of the portfolio securities of the Target Funds following the Reorganizations as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following to the Reorganizations are estimated not to be material for the Invesco Special Value Fund, Invesco U.S. Small-Mid Cap Value Fund and Invesco U.S. Small Cap Value Fund. For the Small-Mid Special Value Fund such transaction costs are estimated to have a 35 basis point impact on the Small-Mid Special Value Fund’s asset base.
The sale of such portfolio securities may also result in the realization of net capital gains to the Acquiring Fund. The estimated amount of net capital gains to be realized by the Acquiring Fund as of the most recent balance sheet date of Invesco Small-Mid Special Value Fund is approximately $11 million. It is anticipated that any net gains may be offset by the combined capital loss carryforward of the Acquiring Fund and will not result in any capital gains to be distributed to shareholders by the Acquiring Fund.
Note 6 — Accounting Survivor
The Acquiring Fund has been determined to be the accounting survivor. The portfolio management team, portfolio composition strategies, and investment objective, policies and restrictions of the surviving fund will be those of the Acquiring Fund.
Note 7 — Capital Loss Carryforward
At April 30, 2010, Invesco Small-Mid Special Value Fund, a Target Fund, had a capital loss carryforward of approximately $25,992,346. At July 31, 2009, Invesco Special Value Fund, a Target Fund, had a capital loss carryforward of approximately $16,355,700. At December 31, 2009, Invesco U.S. Small/Mid Cap Value Fund, a Target Fund, had a capital loss carryforward of approximately $8,246,000. At September

30, 2009, Invesco U.S. Small Cap Value Fund, a Target Fund, had a capital loss carryforward of approximately $29,396,000. At March 31, 2010, the Acquiring Fund had a capital loss carryforward of approximately $20,309,610. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco Basic Value Fund into Invesco Van Kampen Value Opportunities Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended March 31, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 Month Period
Target Fund	Acquiring Fund	Ended

Invesco Basic Value Fund	Invesco Van Kampen Value Opportunities Fund	March 31, 2010
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund	Shares	Acquiring Fund
Share Class	Exchanged	Share Class

Class A	111,117,626	Class A
Class B	22,778,504	Class B
Class C	16,064,189	Class C
Class R*	2,810,875	Class R
Class Y	2,640,711	Class Y
Institutional Class*	3,749,104	Institutional Class

*	As of March 31, 2010, Class R and Institutional Class of the Acquiring Fund did not exist. Class R and Institutional Class shares were added to Acquiring Fund in connection with the Reorganization. Class R and Institutional Class shares of Acquiring Fund will commence operations at the net asset value per share of Acquiring Fund’s Class A and Class Y shares, respectively.
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date

Invesco Basic Value Fund (Target Fund)	$1,418,885,928	March 31, 2010
Invesco Van Kampen Value Opportunities Fund (Acquiring Fund)	$122,424,471	March 31, 2010
Invesco Van Kampen Value Opportunities Fund (Pro Forma Combined)	$1,540,370,399	March 31, 2010
Pro Forma combined net assets have been adjusted for the Target Fund’s expenses expected to be incurred in connection with the reorganization.
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense

Advisory fees (1)	$(149,577)
Administrative services fees (2)	(22,216)
Distribution fees (3)	(14,025)
Professional fees (4)	(47,239)
Trustees’ and officers fees and benefits (5)	(14,600)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates under a new advisory fee schedule effective upon the closing of the reorganization for the Acquiring Fund based on pro forma combined net assets. Effective upon the closing of the Reorganization, the Acquiring Fund’s advisory fee schedule has changed and will paid to the Adviser based on the annual rate of the Fund’s average daily net assets as follows: 0.695% of the first $250 million, plus 0.67% of the next $250 million, plus 0.645% of the next $500 million, plus 0.62% of the next $1.5 billion, plus 0.595% of the next $2.5 billion, plus 0.57% of the next $2.5 billion, plus 0.545% of the next $2.5 billion , plus 0.52% of the Fund’s average daily net assets in excess of $10 billion. Upon closing of the Reorganization, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.41%, 2.16%, 2.16%, 1.66%, 1.16% and 1.16% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees have been adjusted to reflect the changes in contractual rates in effect for the Acquiring Fund.

(4)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
The Target Fund is expected to incur an estimated $940,000 in Reorganization costs and will bear 100% of these costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear all of these costs and expenses.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/restrictions of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At December 31, 2009 the Target Fund had a capital loss carryforward of approximately $432,045,831. At March 31, 2010 the Acquiring Fund had a capital loss carryforward of approximately $63,926,089. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

PART C
OTHER INFORMATION
Item 15. Indemnification
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 16(1) and (2) below. Under the Amended and Restated Agreement and Declaration of Trust dated September 14, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; and (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $80,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).
Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss, suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issue.
Item 16. Exhibits

(1)(a)	—	(1) Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 1, 2005.

	—	(2) Amendment No. 1, dated May 24, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on July 25, 2006.

	—	(3) Amendment No. 2, dated July 5, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on July 25, 2006.

	—	(4) Amendment No. 3, dated May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(5) Amendment No. 4, dated June 19, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(6) Amendment No. 5, dated November 12, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 54 on Form N-1A, filed on November 25, 2009.

	—	(7) Amendment No. 6, dated February 12, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(8) Amendment No. 7, dated February 26, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(9) Amendment No. 8, dated June 15, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 61 on Form N-1A, filed on August 26, 2010.

	—	(10) Amendment No. 9, dated October 14, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(2)(a)	—	(1) Amended and Restated Bylaws dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 1, 2005.

	—	(2) Amendment dated, August 1, 2006, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(3) Amendment No. 2, dated March 23, 2007, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(4) Amendment No. 3, dated January 1, 2008, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on February 14, 2008.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(3)	—	Voting Trust Agreements — None.

(4)	—	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is attached to each Proxy Statement Prospectus contained in this Registration Statement.

(5)	—	Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.

(6)(a)	—	(1) Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 42 on Form N-1A, filed on July 28, 2004.

	—	(2) Amendment No. 1, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on May 27, 2005.

	—	(3) Amendment No. 2, dated July 18, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 45 on Form N-1A, filed on August 22, 2005.

	—	(4) Amendment No. 3, dated January 1, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. and formerly A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on February 12, 2010.

	—	(5) Amendment No. 4, dated February 12, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. and formerly A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(6) Amendment No. 5, dated April 30, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. and formerly A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(b)	—	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(2) Amendment No. 1, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on February 12, 2010.

	—	(3) Amendment No. 2, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(4) Amendment No. 3, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

7(a)	—	(1) First Restated Master Distribution Agreement (all classes except Class B shares), made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant and A I M Distributors. Inc. incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement (all classes except Class B shares), between Registrant and A I M Distributors. Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(3) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(4) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(5) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(6) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(7) Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on February 14, 2008.

	—	(8) Amendment No. 7, dated December 20, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on February 14, 2008.

	—	(9) Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(10) Amendment No. 9, dated April 30, 2008, to the First Restated Master

Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

—	(11) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

—	(12) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 52 on Form N-1A, filed on September 23, 2008.

—	(13) Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(14) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(15) Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(16) Amendment No. 15, dated July 14, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(17) Amendment No. 16, dated September 25, 2009, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(18) Amendment No. 17, dated November 4, 2009, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(19) Amendment No. 18, dated February 1, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(20) Amendment No. 19, dated February 12, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(21) Amendment No. 20, dated February 12, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(22) Amendment No. 21, dated April 30, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., formerly Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(23) Amendment No. 22, dated June 14, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

(24) Amendment No. 23, dated October 29, 2010, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(25) Amendment No. 24, dated November 29, 2010, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(26) Amendment No. 25, dated December 22, 2010, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on December 23, 2010.

(d)	—	(1) Second Restated Master Distribution Agreement (Class B and Class B5) dated August 18, 2003, as subsequently amended and restated September 20, 2006, and May 4, 2010 between Registrant and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

	—	(2) Amendment No. 1, dated June 1, 2010, to the Second Restated Master Distribution Agreement (Class B and B5 shares), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

	—	(3) Amendment No. 2, dated June 14, 2010, to the Second Restated Master Distribution Agreement (Class B and B5 shares), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

(4) Amendment No. 3, dated October 29, 2010, to the Second Restated Master Distribution Agreement (Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(5) Amendment No. 4, dated November 29, 2010, to the Second Restated Master Distribution Agreement (Class B and Class B5 shares) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(c)	—	Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

(d)	—	Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

(8)(a)	—	Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated January 1, 2008 incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

(b)	—	Form of AIM Funds Director Deferred Compensation Agreement incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

(9)()	—	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust dated June 1, 2010, incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

(10)(a)	—	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

—	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

—	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 52 on Form N-1A, filed on September 23, 2008.

—	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(13) Amendment No. 12, dated February 1, 2010, to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(14) Amendment No. 13, dated February 12, 2010, to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(15) Amendment No. 14, dated April 30, 2010, to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(16) Amendment No. 15, dated May 4, 2010, to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(17) Amendment No. 16, dated June 14, 2010, to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

—	(18) Amendment No. 17, dated October 29, 2010, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

—	(19) Amendment No. 18, dated November 29, 2010, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

—	(20) Master Related Agreement to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 53 on

Form N-1A, filed on July 23, 2009.

(b)	—	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein be reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(6) Amendment No. 5, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 52 on Form N-1A, filed on September 23, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(11) Amendment No. 10, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(13) Amendment No. 12, dated February 12, 2010, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(14) Amendment No. 13, dated April 30, 2010, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(15) Amendment No. 14, dated May 4, 2010, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(16) Amendment No. 15, dated June 14, 2010, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

	—	(17) Amendment No. 16, dated October 29, 2010, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(18) Amendment No. 17, dated November 29, 2010, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(c)	—	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September 20, 2006 (Class C shares) incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(6) Amendment No. 5, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the Registrant’s First Restated

Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 52 on Form N-1A, filed on September 23, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(11) Amendment No. 10, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(13) Amendment No. 12, dated February 12, 2010, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(14) Amendment No. 13, dated April 30, 2010, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(15) Amendment No. 14, dated May 4, 2010, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(16) Amendment No. 15, dated June 14, 2010, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

	—	(17) Amendment No. 16, dated October 29, 2010, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(18) Amendment No. 17, dated November 29, 2010, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(19) Master Related Agreement to First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

(d)	—	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September 20, 2006 (Class R shares) incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated January 31, 2007, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(4) Amendment No. 3, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(5) Amendment No. 4, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(6) Amendment No. 5, dated June 2, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(7) Amendment No. 6, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(8) Amendment No. 7, dated November 4, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), will be filed by Post-Effective Amendment, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(9) Amendment No. 8, dated April 30, 2010, to the First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(10) Amendment No. 9, dated June 14, 2010, to the First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

(11) Amendment No. 10, dated October 29, 2010, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(12) Amendment No. 11, dated November 29, 2010, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(13) Master Related Agreement to First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

(e)	—	(1) First Restated Master Distribution Plan (Reimbursement) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Reimbursement) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(3) Amendment No. 2, dated April 30, 2010, to the First Restated Master Distribution Plan (Reimbursement) (Investor Class Shares), effective July 1, 2004, as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(4) Master Related Agreement to First Restated Master Distribution Plan (Reimbursement) (Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

(f)	—	(1) First Restated Master Distribution Plan (Compensation) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated December 20, 2007, to the Registrant’s First Restated Master Distribution Plan (Compensation) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on February 14, 2008.

	—	(3) Amendment No. 2, dated April 28, 2008, to the Registrant’s First Restated Master Distribution Plan (Compensation) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(4) Amendment No. 3, dated April 30, 2010, to the First Restated Master Distribution Plan (Compensation)(Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(5) Master Related Agreement to First Restated Master Distribution Plan (Compensation) (Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

(g)	—	(1) Master Distribution Plan (Class A, Class B and Class C shares) (Reimbursement), dated February 12, 2010, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(2) Amendment No. 1, dated April 30, 2010, to Master Distribution Plan (Class A, Class B and Class C shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(3) Amendment No. 2, dated May 4, 2010, to Master Distribution Plan (Class A, Class B and Class C shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(4) Amendment No. 3, October 29, 2010, to Master Distribution Plan (Class A, Class B and Class C Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(h)	—	(1) Master Distribution Plan (Class R shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(2) Amendment No. 1, dated April 30, 2010, to Master Distribution Plan (Class R shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(3) Shareholder Service Plan (Class R shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(i)	—	(1) Amended and Restated Master Distribution Plan (Class A, A5, B, B5, C, C5, R and R5 shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(2) Amendment No. 1, dated April 30, 2010, to Amended and Restated Master Distribution Plan (Class A, A5, B, B5, C, C5, R and R5 shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(3) Amendment No. 2, dated October 29, 2010, to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(j)	—	(1) Service Plan (Class A, A5, B, B5, C, C5, R and R5 shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(2) Amendment No. 1, dated April 30, 2010, to Service Plan (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(3) Amendment No. 2, dated October 29, 2010, to Service Plan (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(11)(a)	—	Opinion and Consent of Stradley Ronon Stevens & Young, LLP is incorporated herein by reference to the Initial Registration Statement of Form N-14, filed on November 12, 2010.

(11)(b)		Consent of Stradley Ronon Stevens & Young LLP is filed herewith.

(12)	—	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13)(a)	—	Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 62 on Form N-1A, filed on October 21, 2010.

(b)	—	(1) Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006 between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated January 1, 2010, to the Second Amended and

Restated Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on February 12, 2010.

	—	(3) Amendment No. 2, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(4) Amendment No. 3, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(c)	—	Sixth Amended and Restated Memorandum of Agreement, regarding securities lending, dated July 1, 2010, between Registrant and Invesco Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 59on Form N-1A, filed on July 23, 2010.

(d)	—	Memorandum of Agreement, regarding advisory fee waivers and affiliated money market fee waivers, dated October 27, 2010, between Registrant and Invesco Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(e)	—	Memorandum of Agreement regarding expense limitations, dated as of October 27, 2010, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

(e)	—	Third Amended and Restated Interfund Loan Agreement dated December 30, 2005, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

(f)	—	Eighteenth Amended and Restated Multiple Class Plan of The Invesco Family of Funds®, effective December 12, 2001, as further amended and restated April 1, 2010, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(14)(a)	—	Consent of Ernst & Young LLP is filed herewith.

(14)(b)	—	Consent of Deloitte & Touche LLP is filed herewith.

(14)(c)	—	Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)	—	Omitted Financial Statements — None.

(16)(a)	—	Powers of Attorney for Arch, Baker, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Sonnenschein, Stickel, Taylor and Whalen are incorporated herein by reference to the Initial Registration Statement of Form N-14, filed on November 12, 2010.

(b)	—	Power of Attorney for Mr. Frischling incorporated herein by reference to the Initial Registration Statement on Form N-1A is incorporated herein by reference to the Initial Registration Statement of Form N-14, filed on November 12, 2010.

(17)	—	Form of Proxy Cards relating to Special Meeting of Shareholders is incorporated herein by reference to the Initial Registration Statement of Form N-14, filed on November 12, 2010.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Act [17 CFR 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus will be filed by Post-Effective Amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 30th day of December, 2010.

Registrant:	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)

By:	/s/ Philip A. Taylor Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	December 30, 2010

(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch* (David C. Arch)	Trustee	December 30, 2010

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	December 30, 2010

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	December 30, 2010

/s/ James T. Bunch* (James T. Bunch)	Trustee	December 30, 2010

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	December 30, 2010

/s/ Rod Dammeyer* (Rod Dammeyer)	Trustee	December 30, 2010

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	December 30, 2010

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	December 30, 2010

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	December 30, 2010

/s/ Carl Frischling* (Carl Frischling)	Trustee	December 30, 2010

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	December 30, 2010

	SIGNATURES	TITLE	DATE

	/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	December 30, 2010

	/s/ Larry Soll* (Larry Soll)	Trustee	December 30, 2010

	/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	December 30, 2010

	/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	December 30, 2010

	/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	December 30, 2010

	/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	December 30, 2010

*By	/s/ Philip A. Taylor Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 5 and 8, 2010, filed in Registrant’s Initial Registration Statement on Form N-14 on November 12, 2010.

INDEX

Exhibit
Number	Description

11(b)	Consent of Stradley Ronon Stevens & Young, LLP

14(a)	Consent of Ernst & Young LLP

14(b)	Consent of Deloitte & Touche LLP

14(c)	Consent of PricewaterhouseCoopers LLP